File No. 333-107935


                        As filed with the Securities and

                     Exchange Commission on October 14, 2003


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933


                          Pre-Effective Amendment No. 2
                         Post-Effective Amendment No. __


                                  ARMADA FUNDS
                         (FORMERLY KNOWN AS "NCC FUNDS")
                     (EXACT NAME OF REGISTRANT AS SPECIFIED
                                   IN CHARTER)

                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                         (ADDRESS OF PRINCIPAL EXECUTIVE
                               OFFICES, ZIP CODE)

                         Registrant's Telephone Number,
                       including Area Code 1-800-622-FUND
                                _________________

                             W. BRUCE MCCONNEL, ESQ.
                           DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                             18TH AND CHERRY STREETS
                      PHILADELPHIA, PENNSYLVANIA 19103-6996
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                             JAQUELINE HUMMEL, ESQ.
                               NATIONAL CITY BANK
                              NATIONAL CITY CENTER
                                  P.O. BOX 5756
                           CLEVELAND, OHIO 44101-0756
                                _________________

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         This Registration Statement shall become effective in accordance with
Section 8(a) of the Securities Act of 1933 or on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                                                October 15, 2003


Dear Armada GNMA Fund Shareholder:


A special meeting of the Armada GNMA Fund, part of the Armada family of mutual funds ("Armada Funds"), will be held on November 18, 2003. Enclosed with this letter is a proxy voting ballot, combined proxy statement/prospectus and related information concerning this meeting. The purpose of this special meeting is to submit to shareholders of the Armada GNMA Fund a proposal to combine that Fund with and into the Armada U.S. Government Income Fund by means of the Reorganization described in the combined proxy statement/prospectus.

If the proposed Reorganization is approved, you will receive the same class of shares in the Armada U.S. Government Income Fund that you currently hold in the Armada GNMA Fund. The exchange of shares will take place on the basis of the relative net asset values per share of the respective classes of the two Funds. Investment advisory fees, sales charges and Rule 12b-1 distribution and shareholder servicing fees will remain unchanged. Additionally, the proposed Reorganization is not a taxable event

As described in the combined proxy statement/prospectus, Armada's Board of Trustees believes that the proposed Reorganization is in the best interest of Armada GNMA Fund shareholders because, among other things, it is expected in the long run to lower the total expense ratio experienced by such shareholders due to the economies of scale associated with becoming part of a larger fund.

The investment objectives of the two Funds are the same. Each Fund seeks to provide investors with current income as well as preservation of capital. However, there are differences in investment strategies used by the Funds to achieve this objective. Shareholders should carefully consider both the similarities and differences between the two Funds. These similarities and differences, as well as other important information concerning the proposed Reorganization, are described in detail in the combined proxy statement/prospectus, which you are encouraged to review carefully. If you have any additional questions, please call Armada Funds toll free at 1-800-622-FUND
(3863) or visit the web site at WWW.ARMADAFUNDS.COM.

I encourage you to vote in favor of the proposal, and ask that you please send your completed proxy ballot in by November 4, 2003 to help save the cost of additional solicitations. As always, we know you have many investment options and we thank you for your confidence and support.


Sincerely,

/s/ Robert D. Neary

Robert D. Neary
Chairman

QUESTIONS AND ANSWERS

WHY IS MY FUND HAVING A SPECIAL MEETING?

The meeting is being held so that shareholders of the Armada GNMA Fund can decide whether or not to reorganize their Fund. If shareholders decide in favor of the proposal, Armada GNMA Fund will merge into the Armada U.S. Government Income Fund, another similar mutual fund in the Armada family of funds, and you will become a shareholder of the Armada U.S. Government Income Fund (the "Reorganization").

Please read the attached combined proxy statement/prospectus for more details concerning the information presented in this Q&A. If you have any additional questions, please call Armada Funds at 1-800-622-FUND (3863).

WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

There are a number of potential advantages to merging the funds.

By combining the funds, shareholders may enjoy lower overall expense ratios over time. Large funds tend to gain economies of scale by spreading the fixed costs of fund operations over a larger asset base. Please note, however, that expenses of the combined fund immediately following the Reorganization are expected to be the same as those of the two merging funds prior to the Reorganization.

Another advantage is that lower costs have the potential to lead to stronger performance since total return to a fund's shareholders is net of fund expenses.

The Armada U.S. Government Income Fund also offers greater diversification potential, because its portfolio is typically comprised not only of Government National Mortgage Association (GNMA) securities, but also Federal National Mortgage Association (FNMA) and other U.S. Government agency obligations. While the portfolio offers access to a broader range of fixed income securities, it also places a similar emphasis on preservation of capital to minimize potential risk. Additionally, the Armada U.S. Government Income Fund has the potential to produce a higher yield with little difference in credit quality. The Reorganization will provide continuity of portfolio management, with the same experienced portfolio team running the Fund.

HOW ARE THESE TWO FUNDS ALIKE?

The investment objectives of the funds are identical; they both seek to provide investors with current income as well as preservation of capital. However, there are differences in investment strategy.

While the Armada GNMA Fund primarily invests in mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), the Armada U.S. Government Income Fund may invest in any obligations issued or guaranteed by the U.S Government or its agencies and instrumentalities, including mortgage related securities, and Treasury bills, notes and bonds. In addition, the Armada U.S. Government Income Fund may hold short-term obligations that are bought and sold frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower Fund performance.

WHAT HAPPENS IF ARMADA GNMA FUND SHAREHOLDERS DECIDE IN FAVOR OF A MERGER? HOW WILL THE NUMBER OF SHARES OF THE ARMADA U.S. GOVERNMENT INCOME FUND THAT I RECEIVE BE DETERMINED?

Shareholders of the Armada GNMA Fund will receive full and fractional shares of the Armada U.S. Government Income Fund equal in value to the shares of the Armada GNMA Fund that they owned on the closing date for the Reorganization.

The net asset value of the Armada GNMA Fund will not be affected by the Reorganization. That means the Reorganization will not result in a dilution of any shareholder's interest. Therefore, the market value of your shares will remain the same, although the number of shares you own after the Reorganization may change.

IF THE FUNDS MERGE, WILL THERE BE ANY TAX CONSEQUENCES FOR ME?

Shareholders of the Armada GNMA Fund are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for the shares of the Armada U.S. Government Income Fund in the Reorganization. The cost basis and holding period of your Armada GNMA Fund shares are expected to carry over to your new shares in the Armada U.S. Government Income Fund.

However, you should consult your own tax advisor regarding any possible effect the Reorganization might have on you, given your personal circumstances - particularly regarding state and local taxes.

WHO WILL PAY FOR THIS REORGANIZATION?

The expenses of the Reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be borne by National City Investment Company, investment advisor for Armada Funds.

WHAT DOES THE FUND'S BOARD OF TRUSTEES RECOMMEND?

The Board of Trustees believes you should vote in favor of the Reorganization. Before you do, however, be sure to study the issues involved and call us with any questions, then vote promptly to ensure that a quorum of shares will be represented at the Fund's special shareholder meeting.

WHERE CAN I GET MORE INFORMATION ABOUT THE ARMADA U.S. GOVERNMENT INCOME FUND?

Call your Investment Professional or Armada Funds at 1-800-622-FUND (3863) or access the web site at WWW.ARMADAFUNDS.COM.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES? COMPLETE A SPECIAL FORM? SUBMIT SOME TYPE OF ORDER?

No. If shareholders approve the merger, your existing shares will be exchanged for shares of the Armada U.S. Government Income Fund automatically.

HOW DO I VOTE?

You can vote your shares by completing and signing the enclosed proxy card, and sending it in the enclosed postage-paid envelope. Please refer to your individual proxy card for information about other convenient voting options that may be available to you, such as touch-tone telephone and Internet voting. If you need any assistance, or have any questions regarding the proxy or how to vote your shares, please call Armada Funds at 1-800-622-FUND (3863).

WHEN WILL THE SHAREHOLDER MEETING TAKE PLACE? WHEN IS MY PROXY DUE?

The shareholder meeting will be held November 18, 2003, at the offices of PFPC Inc., 760 Moore Road, King of Prussia, PA 19406. If you do not plan to attend the meeting, you should vote by touch-tone phone, the Internet or return your proxy card in the mail as soon as possible.

We would like to receive your vote as soon as possible. Please refer to the enclosed proxy ballot for further detailed instructions.

WHAT WILL HAPPEN IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?

In order to reach sufficient votes to establish a quorum, Armada Funds, PFPC, Inc., or State Street Bank and Trust Company may contact you by mail or telephone. We encourage all shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls that could result in additional costs. If there are not sufficient votes to approve the proposal by the time of the shareholder meeting (November 18, 2003), the meeting may be adjourned to permit further solicitation of proxy votes.

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406

                                ARMADA GNMA FUND



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 18, 2003

Notice is hereby given that a Special Meeting of Shareholders of the Armada GNMA Fund, a series of Armada Funds (the "Trust"), will be held at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, on November 18, 2003 at 2:00 p.m. (Eastern time), for the following purposes:

Item 1: To consider a proposal to approve a Plan of Reorganization providing for the transfer of all of the assets and all liabilities of the Armada GNMA Fund (the "Selling Fund") in exchange for shares of the Armada U.S. Government Income Fund. The shares so received will be distributed to shareholders of the Selling Fund and the Selling Fund will be terminated as soon as practicable thereafter. These actions are referred to as the "Reorganization."


Item 2: The transaction of such other business as may properly be brought before the meeting.


Shareholders of record of the Selling Fund as of the close of business on September 17, 2003 are entitled to notice of, and to vote at, this meeting or any adjournment of this meeting. The Reorganization will occur only if the Selling Fund's shareholders approve the proposal.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.





                                 By Order of the Board of Trustees

                                 /s/ W. Bruce McConnel
                                 W. Bruce McConnel
                                 Secretary
                                 ARMADA FUNDS

October 15, 2003

                       COMBINED PROXY STATEMENT/PROSPECTUS

                             DATED OCTOBER 15, 2003


                  RELATING TO THE ACQUISITION OF THE ASSETS AND
                        ASSUMPTION OF THE LIABILITIES OF
                                ARMADA GNMA FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                       ARMADA U.S. GOVERNMENT INCOME FUND

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                                 1-800-622-FUND


This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Armada Funds ("Armada" or the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of Armada GNMA Fund (the "Selling Fund"), to be held on November 18, 2003 at 2:00 p.m. (Eastern time), at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. At the Meeting, shareholders of the Selling Fund, voting in the aggregate and not by class, will be asked to consider and approve a proposed reorganization, as described in the Plan of Reorganization, the form of which is attached hereto as Exhibit A (the "Reorganization Plan"). The Reorganization Plan contemplates the transfer of the assets and liabilities of the Selling Fund to, and in exchange for, shares of Armada U.S. Government Income Fund (the "Acquiring Fund"), the distribution of the shares so received to shareholders of the Selling Fund and the termination of the Selling Fund as soon as practicable thereafter (the "Reorganization"). The Acquiring Fund and the Selling Fund are individually referred to as a "Fund" and collectively referred to as the "Funds." Armada's Declaration of Trust does not require shareholders of the Acquiring Fund to approve the Reorganization.

This Combined Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Selling Fund should know before voting on the Reorganization, and should be retained for future reference. It is both the Selling Fund's proxy statement for the Meeting and a prospectus for the Acquiring Fund. A Statement of Additional Information dated October 15, 2003, relating to this Combined Proxy Statement/Prospectus and the Reorganization and including certain financial information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety into this Combined Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Trust, 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free (800) 622-FUND.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Reorganization Plan provides that the Selling Fund will transfer all of its assets and liabilities to the Acquiring Fund, in exchange for shares of the Acquiring Fund, in an amount equal in value to the aggregate net assets of the Selling Fund. The Reorganization is expected to be completed at the start of business on November 24, 2003 (the "Closing Date").

As soon as is conveniently practicable after the Closing Date, the Selling Fund will liquidate and distribute pro rata to its shareholders of record the Acquiring Fund's shares received, so that a holder of shares in the Selling Fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day next preceding the Closing Date (the "Valuation Date") will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund on the Valuation Date (the "Effective Time"). At the Effective Time, shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The Selling Fund will then be terminated.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). National City Investment Management Company ("IMC" or the "Adviser") is the investment adviser to both the Selling Fund and the Acquiring Fund. PFPC Inc. ("PFPC") and National City Bank ("NCB") serve as Co-Administrators to the Trust pursuant to a Co-Administration and Accounting Services Agreement dated June 1, 2003. Professional Funds Distributor, LLC (the "Distributor") serves as the distributor of the Funds.

For a more detailed discussion of the investment goals, policies, risks and restrictions of the Funds, see the Funds' prospectuses each dated October 1, 2003, which have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus. A copy of the prospectus for the class of shares that you own accompanies this Combined Proxy Statement/Prospectus. Additional information concerning the Funds and the Trust is contained in the Trust's Statement of Additional Information dated October 1, 2003, and the Funds' Annual Report dated May 31, 2003, each of which has been filed with the SEC and are incorporated herein by reference. A copy of the Statement of Additional Information or Annual Report is available upon request and without charge by calling (800) 622-FUND.

This Combined Proxy Statement/Prospectus is expected to be sent to shareholders on or about October 15, 2003.

TABLE OF CONTENTS

SYNOPSIS......................................................................4


   The Reorganization.........................................................4
   The Trust..................................................................4
   Investment Goals, Principal Investment Strategies and Limitations..........5
   Temporary Positions........................................................6
   Performance................................................................6
   Fees and Expenses..........................................................9
   Purchase, Redemption and Exchange Procedures..............................14
   Dividends and Other Distributions.........................................15

PRINCIPAL RISK FACTORS.......................................................15


INVESTMENT ADVISER...........................................................17

   Investment Advisory Fees..................................................17

DISTRIBUTOR..................................................................17


CO-ADMINISTRATION SERVICES...................................................17



INFORMATION RELATING TO THE REORGANIZATION...................................18

   Description of the Reorganization.........................................18
   Reasons for the Reorganization............................................18
   Federal Income Taxes......................................................19

FINANCIAL HIGHLIGHTS.........................................................20


CAPITALIZATION...............................................................23


SHAREHOLDER RIGHTS...........................................................23


VOTING MATTERS...............................................................24

   General Information.......................................................24
   Voting Rights and Required Vote...........................................24
   Record Date and Outstanding Shares........................................25
   Security Ownership of Certain Beneficial Owners and Management............25


ADDITIONAL INFORMATION.......................................................30


OTHER BUSINESS...............................................................31


SHAREHOLDER INQUIRIES........................................................31


EXHIBIT A: FORM OF PLAN OF REORGANIZATION.............. ....................A-1

EXHIBIT B: ARMADA U.S. GOVERNMENT INCOME FUND
 PORTFOLIO MANAGER'S REPORT.................................................B-1

EXHIBIT C: ARMADA GNMA FUND PORTFOLIO MANAGER'S REPORT......................C-1

                                    SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment goals, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Selling Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus, or incorporated by reference into this Combined Proxy Statement/Prospectus. Shareholders should read this entire Combined Proxy Statement/Prospectus carefully. For more complete information, please read the enclosed prospectus.

THE REORGANIZATION

BACKGROUND. Pursuant to the Reorganization Plan, the Selling Fund will transfer all of its assets and liabilities to the Acquiring Fund, solely in exchange for shares of the Acquiring Fund. The Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganization will be that shareholders of the Selling Fund will become shareholders of the Acquiring Fund. A shareholder will receive shares in the Acquiring Fund equal in value to shares held in the Selling Fund before the Reorganization. No sales charges will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2 (a)(19) of the 1940 Act, considered the proposed Reorganization at a meeting held on February 28, 2003. After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "INFORMATION RELATING TO THE REORGANIZATION- REASONS FOR THE REORGANIZATION"), the Board of Trustees has concluded that the Reorganization would be in the best interests of the Funds, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. One of the conditions for completing the Reorganization is approval by shareholders of the Selling Fund. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Selling Fund nor its shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.


DISTRIBUTIONS. Before the Reorganization, the Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. These distributions will be taxable to shareholders.


The foregoing description of the Reorganization is qualified by reference to the full text of the Reorganization Plan (the form of which is attached hereto as Exhibit A).

THE TRUST

The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Funds are registered as open-end management investment companies. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. The Selling Fund commenced operations as a separate investment portfolio of Inventor Funds, Inc. (the "Predecessor Selling Fund"). On September 9, 1996, the Predecessor Selling Fund was reorganized as the Selling Fund, a series of the Trust. The Acquiring Fund commenced operations as a separate investment portfolio of The Parkstone Group of Funds (the "Predecessor Acquiring Fund"). On June 10, 2000, the Predecessor Acquiring Fund was reorganized as the Acquiring Fund, a shell portfolio of the Trust, which adopted the financial and performance history of the Predecessor Acquiring Fund.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND LIMITATIONS

This section will help you compare the investment goals, principal investment strategies and limitations of the Selling Fund with the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the enclosed prospectus.

----------------------------------------------------------------------------------------------------------------------
ARMADA GNMA FUND                                            ARMADA U.S. GOVERNMENT INCOME FUND
(Selling Fund)                                              (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL: Current income as well as preservation     INVESTMENT GOAL: Current income as well as preservation
of capital.                                                 of capital.
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Investing in                 PRINCIPAL INVESTMENT STRATEGY: Investing in
mortgage-backed securities guaranteed by the Government     mortgage-related securities issued or guaranteed by the
National Mortgage Association (GNMA).                       U.S. government.
----------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGIES: Under normal circumstances, the      INVESTMENT STRATEGIES: Under normal circumstances, the
Fund invests at least 80% of the value of its net assets    Fund invests at least 80% of its net assets plus any
plus any borrowings for investment purposes in              borrowings for investment purposes in obligations issued
mortgage-backed securities guaranteed by GNMA, which is     or guaranteed by the U.S. government or its agencies or
an agency of the U.S. government established to supervise   instrumentalities.  The Fund will provide shareholders
and finance certain types of mortgages.  The Fund will      with at least 60 days notice before changing this 80%
provide shareholders with at least 60 days notice before    policy.  The types of U.S. government securities include
changing this 80% policy.  In addition to mortgage-backed   mortgage-related securities, and Treasury bills, notes
securities, the Fund may invest in other types of           and bonds.  The Fund may invest the portion of its
investment grade fixed income securities such as U.S.       assets not subject to the 80% requirement stated above
Treasury obligations, U.S. government agency obligations,   in other types of investments, including securities
asset-backed securities and commercial paper.               issued by non-governmental issuers, such as
                                                            mortgage-related debt securities, asset-backed
In buying and selling securities for the Fund, the          debt-securities, commercial paper and preferred stock.
Adviser assesses current and projected market conditions    In buying and selling securities for the Fund, the
by considering a number of factors including yield to       Adviser considers a number of factors, including yield
maturity, maturity, quality and the outlook for             to maturity, maturity, quality and the outlook for
particular issuers and market sectors.                      particular issuers and market sectors.  The Fund
                                                            normally maintains a dollar-weighted average maturity of
The Fund's dollar-weighted average portfolio maturity       between three and ten years.
normally will be between three and ten years.
Investment grade fixed income securities are those
rated in one of the four highest rating categories by a
major rating agency, or determined by the Adviser to be
of equivalent quality.


----------------------------------------------------------- ----------------------------------------------------------

Each Fund's investment objective may be changed without shareholder approval. The Selling Fund invests primarily in mortgage-backed securities issued by GNMA, which are backed by the full faith and credit of the U.S. Government. As part of its principal investment strategies the Acquiring Fund also invests in securities issued by GNMA, but also includes among its primary investments securities issued by other U.S. Government agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. These agencies may be backed only by the agency's ability to borrow from the U.S. Treasury or by the agency's own resources. While each Fund may invest the portion of its assets not subject to its 80% investment policy in other securities as described above, each Fund does so on only a limited basis.

The Acquiring Fund tends to trade portfolio securities more frequently than the Selling Fund, which may result in higher transaction costs, additional capital gains tax liabilities, and lower Fund performance. In addition, the Funds have the same fundamental investment limitations.

PRINCIPAL RISKS OF INVESTING

Each Fund is subject to the following principal investment risks: loss risk, market risk, prepayment/extension risk, interest rate risk and credit risk. Please see "Principal Risk Factors" below for more information concerning the risks of investing in each Fund.


TEMPORARY POSITIONS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. Each Fund will use these strategies only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

Each Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in particular types of securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

PERFORMANCE

The bar charts and the performance tables below for the Selling Fund and the Acquiring Fund illustrate the volatility of an investment in each Fund. The Funds' past performance does not necessarily indicate how the Funds will perform in the future.

These bar charts show changes in the performance of the Funds' Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Funds would be less than those shown below. The performance of Class B, C, H and I Shares will differ due to differences in expenses.

ARMADA GNMA FUND
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS


       --------------------------------------------------------------------
       1997        1998        1999       2000        2001       2002
       --------------------------------------------------------------------
       9.03%       6.34%       0.56%      10.17%      6.85%      7.51%
       --------------------------------------------------------------------

       --------------------------------------------------------------------
                                 QUARTER ENDING
       --------------------------------------------------------------------
       BEST QUARTER                  6/30/97                 4.06%
       --------------------------------------------------------------------
       WORST QUARTER                 6/30/99                -0.88%
       --------------------------------------------------------------------



ARMADA U.S. GOVERNMENT INCOME FUND
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS


--------------------------------------------------------------------------
1993    1994    1995     1996   1997   1998   1999   2000    2001   2002
--------------------------------------------------------------------------
7.41%   -0.70%  13.50%   4.54%  7.84%  6.80%  0.95%  10.00%  7.35%  7.92%
--------------------------------------------------------------------------


       ---------------------------------------------------------------
                                     QUARTER ENDING
       ---------------------------------------------------------------
       BEST QUARTER                      6/30/95              3.88%
       ---------------------------------------------------------------
       WORST QUARTER                     3/31/94             -1.13%
       ---------------------------------------------------------------


The year-to-date total returns through June 30, 2003 for Class A Shares of the Selling Fund and the Acquiring Fund were 1.06% and 1.30%, respectively.

The following tables compare the average annual total returns for the periods ended December 31, 2002 for the Selling Fund to those of the Lehman GNMA Index and for the Acquiring Fund to those of the Lehman Mortgage-Backed Securities Index, after taking into account applicable sales charges for each Fund. No average annual total returns are shown for Class H Shares of the Funds since they had not completed a full calendar year of investment operations as of December 31, 2002.

After-tax returns are shown for only Class A Shares and after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                          SINCE          DATE OF
                                                1 YEAR      5 YEARS         10 YEARS      INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
  GNMA Fund                                                                                              9/11/96
  Returns Before Taxes                          2.42%       5.22%           N/A           6.22%
  Returns After Taxes on Distributions          0.46%       2.89%           N/A           3.74%
  Returns After Taxes on Distributions and
      Sale of Fund Shares                       1.45%       2.98%           N/A           3.72%
--------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1 (reflects no deduction
      for fees, expenses or taxes)              8.69%       7.33%           N/A           8.05%          Since 8/31/96
--------------------------------------------------------------------------------------------------------------------------

  U.S. Government Income Fund
  Returns Before Taxes                          2.75%       5.53%           5.97%         5.93%          11/12/92
  Returns After Taxes on Distributions          0.84%       3.22%           3.23%         3.20%
  Returns After Taxes on Distributions and
      Sale of Fund Shares                       1.65%       3.24%           3.33%         3.31%
--------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities Index 2     8.75%       7.34%           7.28%         7.32%          Since 10/31/92
      (reflects no deduction for fees,
      expenses or taxes)

                                                                                          SINCE          DATE OF
                                                1 YEAR      5 YEARS         10 YEARS      INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
  GNMA Fund                                     1.76%       N/A             N/A           6.50%          8/11/99
-------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1 (reflects no deduction
      for fees, expenses or taxes)              8.69%       N/A             N/A           8.78%          Since 7/31/99
-------------------------------------------------------------------------------------------------------------------------

  U.S. Government Income Fund                   2.16%       5.47%           N/A           5.62%          2/4/94
-------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities
      Index 2 (reflects no deduction for fees,
      expenses or taxes)                        8.75%       7.34%           N/A           7.28%          Since 1/31/94


                                                                                          SINCE          DATE OF
                                                1 YEAR      5 YEARS         10 YEARS      INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  CLASS C SHARES
  GNMA Fund                                     5.75%       N/A             N/A           7.79%          1/27/00
-------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1 (reflects no deduction
      for fees, expenses or taxes)              8.69%       N/A             N/A           9.95%          Since 1/31/00
-------------------------------------------------------------------------------------------------------------------------

  U.S. Government Income Fund                   6.16%       N/A             N/A           8.16%          6/21/00
-------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities
      Index 2 (reflects no deduction for fees,
      expenses or taxes)                        8.75%       N/A             N/A           9.75%          Since 6/30/00

                                                                                          SINCE          DATE OF
                                                1 YEAR      5 YEARS         10 YEARS      INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  CLASS I SHARES
  GNMA Fund                                     7.78%       6.48%           N/A           7.39%          8/10/94
-------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1 (reflects no deduction
      for fees, expenses or taxes)              8.69%       7.33%           N/A           8.05%          Since 7/31/94
-------------------------------------------------------------------------------------------------------------------------
  U.S. Government Income Fund                   8.18%       6.84%           6.72%         6.67%          11/12/92
-------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities
      Index 2 (reflects no deduction for fees,
      expenses or taxes)                        8.75%       7.34%           7.33%         7.32%          Since 10/31/92

_____________
1 The Lehman GNMA Index tracks GNMA issues, including single family, mobile home, midgets and graduated payments components.
2 The Lehman Mortgage-Backed Securities Index is a widely-recognized index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

FEES AND EXPENSES

The following comparative fee tables show the fees for the Selling Fund and the Acquiring Fund as of May 31, 2003. As indicated below, the total expenses of the Acquiring Fund (currently and following the Reorganization) are the same as those of the Selling Fund. The management fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund. The pro forma tables show the Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                      U.S. GOVERNMENT     PRO FORMA - U.S.
   CLASS A                                            GNMA FUND       INCOME FUND         GOVERNMENT INCOME FUND
                                                     --------------------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
  Maximum Sales Charge (Load) Imposed on
     Purchases (as percentage of offering price)1    4.75%               4.75%               4.75%
-------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as
     percentage of net asset value)                  None                None                None
-------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Other Distributions
     (as a percentage of offering price)             None                None                None
-------------------------------------------------------------------------------------------------------------------
  Redemption Fee (as a percentage of amount
     redeemed, if applicable)                        None                None                None
-------------------------------------------------------------------------------------------------------------------
  Exchange Fee                                       None                None                None
-------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (expenses that
     are deducted from Fund assets)
  Investment Advisory Fees                           0.55%               0.55%               0.55%
-------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees 2                        0.05%               0.05%               0.05%
-------------------------------------------------------------------------------------------------------------------
  Other Expenses:
-------------------------------------------------------------------------------------------------------------------
       Shareholder Servicing Fees 3                  0.25%               0.25%               0.25%
-------------------------------------------------------------------------------------------------------------------
       Other                                         0.17%               0.17%               0.17%
-------------------------------------------------------------------------------------------------------------------
  Total Other Expenses                               0.42%               0.42%               0.42%
-------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating
     Expenses                                        1.02%               1.02%               1.02%
-------------------------------------------------------------------------------------------------------------------

------------------
1 This sales charge varies depending upon how much you invest. See "Front-End Sales Charges - Class A Shares" below.

2 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.
3 Certain financial institutions may provide administrative services to their customers who own Class A Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE-CLASS A SHARES

The Example is intended to help you compare the cost of investing in Class A Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                     1 YEAR           3 YEARS         5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------
 GNMA Fund - Class A                     $574             $784            $1,011           $1,664
 U.S. Government Income Fund - Class A   $574             $784            $1,011           $1,664
 Pro Forma - U.S. Government Income
    Fund - Class A                       $574             $784            $1,011           $1,664

                                                                        U.S. GOVERNMENT     PRO FORMA - U.S.
   CLASS B                                              GNMA FUND       INCOME FUND         GOVERNMENT INCOME FUND
                                                       --------------------------------------------------------------
     SHAREHOLDER FEES (paid directly from your investment)
-----------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on              None                None                None
        Purchases (as percentage of offering price)
   --------------------------------------------------------------------------------------------------------------------
     Maximum Deferred Sales Charge (Load) (as
        percentage of net asset value)1                  5.00%               5.00%               5.00%
   --------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on
        Reinvested Dividends and Other
        Distributions (as a percentage of offering
        price)                                           None                None                None
   --------------------------------------------------------------------------------------------------------------------
     Redemption Fee (as a percentage of amount
        redeemed, if applicable)                         None                None                None
   --------------------------------------------------------------------------------------------------------------------
     Exchange Fee                                        None                None                None
   --------------------------------------------------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES (expenses that
        are deducted from Fund assets)
     Investment Advisory Fee                             0.55%               0.55%               0.55%
  --------------------------------------------------------------------------------------------------------------------
     Distribution (12b-1) Fees                           0.75%               0.75%               0.75%
  --------------------------------------------------------------------------------------------------------------------

     Other Expenses:

  --------------------------------------------------------------------------------------------------------------------
        Shareholder Servicing Fees 2                     0.25%               0.25%               0.25%
  --------------------------------------------------------------------------------------------------------------------
        Other                                            0.17%               0.17%               0.17%
   --------------------------------------------------------------------------------------------------------------------
     Total Other Expenses                                0.42%               0.42%               0.42%
   --------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                1.72%               1.72%               1.72%
   --------------------------------------------------------------------------------------------------------------------

------------------
1 This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see the section entitled "Purchasing, Selling and Exchanging Fund Shares - Contingent Deferred Sales Charges" in the applicable prospectus.
2 Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class B Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE-CLASS B SHARES

The Example is intended to help you compare the cost of investing in Class B Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
 GNMA Fund - Class B 1                 $675      $942       $1,133     $1,845
 GNMA Fund - Class B 2                 $175      $542       $933       $1,845
 U.S. Government Income Fund -
    Class B 1                          $675      $942       $1,133     $1,845
 U.S. Government Income Fund -
    Class B 2                          $175      $542       $933       $1,845
 Pro Forma - U.S. Government Income
    Fund - Class B 1                   $675      $942       $1,133     $1,845
 Pro Forma -U.S. Government Income
    Fund - Class B 2                   $175      $542       $933       $1,845

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

                                                                        U.S. GOVERNMENT     PRO FORMA - U.S.
   CLASS C                                              GNMA FUND       INCOME FUND         GOVERNMENT INCOME FUND
                                                       --------------------------------------------------------------
     SHAREHOLDER FEES (paid directly from your investment)
-----------------------------------------------------------------------------------------------------------------------
       Maximum Sales Charge (Load) Imposed on
          Purchases (as a percentage of offering
          price)                                         None                None                 None
     ------------------------------------------------------------------------------------------------------------------
       Maximum Deferred Sales Charge (Load) (as
          percentage of net asset value)1                1.00%               1.00%                1.00%
     ------------------------------------------------------------------------------------------------------------------
       Maximum Sales Charge (Load) Imposed on
          Reinvested Dividends and Other
          Distributions (as a percentage of offering
          price)                                         None                None                 None
     ------------------------------------------------------------------------------------------------------------------
       Redemption Fee (as a percentage of amount
          redeemed, if applicable)                       None                None                 None
     ------------------------------------------------------------------------------------------------------------------
       Exchange Fee                                      None                None                 None
     ------------------------------------------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES (expenses that
          are deducted from Fund assets)
       Investment Advisory Fees                          0.55%               0.55%                0.55%
     ------------------------------------------------------------------------------------------------------------------
       Distribution (12b-1) Fees                         0.75%               0.75%                0.75%
     ------------------------------------------------------------------------------------------------------------------
       Other Expenses:
     -----------------------------------------------------------------------------------------------------------------
          Shareholder Servicing Fees 2                   0.25%               0.25%                0.25%
     ------------------------------------------------------------------------------------------------------------------
          Other                                          0.17%               0.17%                0.17%
     ------------------------------------------------------------------------------------------------------------------
       Total Other Expenses                              0.42%               0.42%                0.42%
     ------------------------------------------------------------------------------------------------------------------
       Total Annual Fund Operating Expenses              1.72%               1.72%                1.72%
     ------------------------------------------------------------------------------------------------------------------

------------------
1 A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
2 Certain financial institutions may provide administrative services to their customers who own Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class C Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE - CLASS C SHARES

The Example is intended to help you compare the cost of investing in Class C Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
 GNMA Fund - Class C 1                      $275    $542     $933     $2,030
 GNMA Fund - Class C 2                      $175    $542     $933     $2,030
 U.S. Government Income Fund -
      Class C 1                             $275    $542     $933     $2,030
 U.S. Government Income Fund -
    Class C 2                               $175    $542     $933     $2,030
 Pro Forma - U.S. Government Income
    Fund - Class C 1                        $275    $542     $933     $2,030
 Pro Forma - U.S. Government Income Fund
    - Class C 2                             $175    $542     $933     $2,030

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

                                                                        U.S. GOVERNMENT     PRO FORMA - U.S.
   CLASS H                                              GNMA FUND       INCOME FUND         GOVERNMENT INCOME FUND
                                                       --------------------------------------------------------------
     SHAREHOLDER FEES (paid directly from your investment)
     Maximum Total Sales Charge (Load)                  2.00%               2.00%               2.00%
   ------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on
        Purchases (as percentage of offering price)     1.00%               1.00%               1.00%
   ------------------------------------------------------------------------------------------------------------------
     Maximum Deferred Sales Charge (Load) (as
        percentage of net asset value)1                 1.00%               1.00%               1.00%
   ------------------------------------------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on
        Reinvested Dividends and Other Distributions
        (as a percentage of offering price)             None                None                None
   ------------------------------------------------------------------------------------------------------------------
     Redemption Fee (as a percentage of amount
        redeemed, if applicable)                        None                None                None
   ------------------------------------------------------------------------------------------------------------------
     Exchange Fee                                       None                None                None
   ------------------------------------------------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES (expenses that
        are deducted from Fund assets)
     Investment Advisory Fees                           0.55%               0.55%               0.55%
   ------------------------------------------------------------------------------------------------------------------
     Distribution (12b-1) Fees                          0.75%               0.75%               0.75%
   ------------------------------------------------------------------------------------------------------------------
     Other Expenses:
        Shareholder Servicing Fees 2                    0.25%               0.25%               0.25%
   ------------------------------------------------------------------------------------------------------------------
        Other                                           0.17%               0.17%               0.17%
   ------------------------------------------------------------------------------------------------------------------
     Total Other Expenses                               0.42%               0.42%               0.42%
   ------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses               1.72%               1.72%               1.72%
   ------------------------------------------------------------------------------------------------------------------

------------------
1 A contingent deferred sales charge is charged only with respect to Class H Shares redeemed prior to eighteen months from the date of purchase.
2 Certain financial institutions may provide administrative services to their customers who own Class H Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class H Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE - CLASS H SHARES

The Example is intended to help you compare the cost of investing in Class H Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


 FUND                                      1 YEAR    3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 GNMA Fund - Class H 1                      $372      $636     $1,024    $2,110
 GNMA Fund - Class H 2                      $273      $636     $1,024    $2,110
 U.S. Government Income Fund -
     Class H 1                              $372      $636     $1,024    $2,110
 U.S. Government Income Fund -
     Class H 2                              $273      $636     $1,024    $2,110
 Pro Forma - U.S. Government Income
     Fund - Class H 1                       $372      $636     $1,024    $2,110
 Pro Forma - U.S. Government Income Fund
     - Class H 2                            $273      $636     $1,024    $2,110

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

                                                                        U.S. GOVERNMENT     PRO FORMA - U.S.
   CLASS I                                              GNMA FUND       INCOME FUND         GOVERNMENT INCOME FUND
                                                       --------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
     Investment Advisory Fees                           0.55%               0.55%               0.55%
   ------------------------------------------------------------------------------------------------------------------
     Distribution (12b-1) Fees 1                        0.05%               0.05%               0.05%
   ------------------------------------------------------------------------------------------------------------------
     Other Expenses                                     0.17%               0.17%               0.17%
   ------------------------------------------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses               0.77%               0.77%               0.77%
   ------------------------------------------------------------------------------------------------------------------

------------------
1 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.

EXAMPLE - CLASS I SHARES

The Example is intended to help you compare the cost of investing in Class I Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


  FUND                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS
  ----                                     ------   -------  -------  --------
 GNMA Fund - Class I                       $79      $246     $428     $954
 U.S. Government Income Fund -
    Class I                                $79      $246     $428     $954
 Pro Forma -U.S. Government Income Fund
    - Class I                              $79      $246     $428     $954

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

The procedures for purchasing, redeeming and exchanging shares of the Selling Fund and the Acquiring Fund are identical. See the applicable prospectuses for detailed information.


FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the net asset value per share next determined after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment as follows:

                                SALES CHARGE AS %    SALES CHARGE AS %       DEALERS'
                                   OF OFFERING         OF NET ASSET      REALLOWANCE AS % OF
IF YOUR INVESTMENT IS:              PRICE PER           VALUE PER        OFFERING PRICE PER
                                      SHARE                SHARE               SHARE
Less than $50,000                    4.75                 4.99                 4.25

$50,000 but less than
$100,000                             4.00                 4.17                 3.50

$100,000 but less than
$250,000                             3.75                 3.90                 3.25

$250,000 but less  than
$500,000                             2.50                 2.56                 2.00

$500,000 but less than
$1,000,000                           2.00                 2.04                 1.50

$1,000,000 or more                   0.00                 0.00                 0.00

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within one year after the purchase date, a sales charge of 1.00% of the amount redeemed will be assessed against your account.


DIVIDENDS AND OTHER DISTRIBUTIONS


Each of the Selling Fund and Acquiring Fund pays dividends from net investment income monthly. Each Fund makes distributions of capital gains, if any, at least annually. The Funds make additional distributions, if necessary, to avoid the imposition of any Federal income or excise taxes on the Funds. See the applicable prospectuses for more detailed information. Before the Reorganization, the Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders. These distributions will be taxable to shareholders.


                             PRINCIPAL RISK FACTORS

The investment goals of the Funds are identical and the investment strategies of the Funds are generally similar. Therefore, an investment in the Acquiring Fund will involve similar investment risks as an investment in the Selling Fund. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its investment goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its investment goal. For a more complete discussion of the risks associated with the Funds, see the enclosed prospectus.

-------------------------------------------------------------------------
ARMADA GNMA FUND                    ARMADA U.S. GOVERNMENT INCOME FUND
(Selling Fund)                      (Acquiring Fund)

-------------------------------------------------------------------------

PRINCIPAL RISKS:                    PRINCIPAL RISKS:

o        Loss Risk                  o        Loss Risk
o        Market Risk                o        Market Risk
o        Prepayment/Extension Risk  o        Prepayment/Extension Risk
o        Interest Rate Risk         o        Interest Rate Risk
o        Credit Risk                o        Credit Risk
-------------------------------------------------------------------------

LOSS RISK. No matter how good a job the Adviser does in selecting portfolio securities for a Fund, you could lose money on an investment in a Fund, just as you could with other investments. An investment in a Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any government agency.


MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Acquiring Fund is subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Selling Fund is subject to the risk that mortgage-backed securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PREPAYMENT/EXTENSION RISK. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by a Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INTEREST RATE RISK. An investment in either Fund is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although each Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. This risk may be greater for the Acquiring Fund than for the Selling Fund because the Acquiring Fund primarily invests in a broader range of U.S. Government agency securities.

                               INVESTMENT ADVISER

IMC, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2003, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995. The Adviser utilizes a team approach for the day-to-day management of the Funds. No one person is primarily responsible for making investment recommendations to the team. The Taxable Fixed Income Management Team of the Adviser currently manages both Funds.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

INVESTMENT ADVISORY FEES

Each Fund pays the Adviser an annual investment management fee on a monthly basis. The fee paid by each Fund for the fiscal year ended May 31, 2003 was 0.55% of average net assets.

                                   DISTRIBUTOR

Professional Funds Distributor, LLC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Distributor of the Funds. Prior to May 1, 2003, SEI Investments Distribution Co., with its principal offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the Distributor of the Funds.

                           CO-ADMINISTRATION SERVICES

Effective June 1, 2003, PFPC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, and NCB, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 04414, began serving as co-administrators to the Trust. Prior to June 1, 2003, SEI Investments Global Fund Services ("SIGFS"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, and NCB served as co-administrators to the Trust. NCB is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser. Prior to August 1, 2000, SIGFS served as sole administrator to the Trust and NCB provided sub-administration services to the Trust.

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

The terms and conditions under which the Reorganization will be implemented are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan (the form of which is attached hereto as Exhibit A).

Pursuant to the Reorganization Plan, the Board of Trustees is proposing that the Selling Fund transfer all of its assets and assign all of its stated liabilities to the Acquiring Fund, in exchange for shares of the Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred less the stated liabilities of the Selling Fund assumed by the Acquiring Fund. The Selling Fund then will effect a pro rata distribution of such shares of the Acquiring Fund to the shareholders of record of the Selling Fund as of the Effective Time of the Reorganization. The Selling Fund would then be liquidated and dissolved. As a result, the shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The total value of the Acquiring Fund shares will be the same as the total value of the shares of the Selling Fund prior to the Reorganization.

Shareholders of the Selling Fund will receive the same class of shares of the Acquiring Fund as the shares of the Selling Fund they held prior to the Reorganization. Shareholders of the Selling Fund who receive shares of the Acquiring Fund in the Reorganization will have the same rights with respect to the Acquiring Fund after the Reorganization as they had as shareholders of the Selling Fund.

The value of the Selling Fund's assets acquired and the amount of its liabilities assumed by the Acquiring Fund and the net asset value per share of the Acquiring Fund will be determined on the business day next preceding the Closing Date in accordance with valuation procedures described in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

Completion of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. In addition, the Reorganization Plan and the Reorganization may be abandoned at any time for any reason prior to the Closing Date by the vote of a majority of the Board of Trustees, even if a majority of the Selling Fund's shareholders approve the Reorganization. At any time prior to or after approval of the Reorganization Plan by shareholders of the Selling Fund, any provision of the Reorganization Plan may be amended upon authorization of the Board of Trustees without approval of the Selling Fund's shareholders. At any time prior to the Closing Date, the Board of Trustees may waive any condition set forth in the Reorganization Plan if, in the Board's judgment, such waiver will not have a material adverse effect on the interests of either Fund's shareholders.

REASONS FOR THE REORGANIZATION


At a meeting held on February 28, 2003, the Board of Trustees of the Trust approved the Reorganization Plan. The Board of Trustees is proposing the Reorganization in an attempt to reduce expenses associated with the operations of the Funds. The Board of Trustees determined that the Funds have similar investment objectives and strategies. Also, both Funds are managed similarly and hold nearly all of their assets in mortgaged-backed securities issued or guaranteed by the U.S. government or government-sponsored enterprises. The Board of Trustees considered the potential effects of the Reorganization on expense ratios over time. It is expected that a fund with a larger asset size should realize economies of scale that may, in the long run, result in lower expense ratios. These economies of scale would result from the ability of a fund to spread certain relatively fixed costs, such as legal and auditing fees, over a larger asset base. The Adviser does not expect that the increase in the Acquiring Fund's asset size as a result of the Reorganization will immediately result in lower expense ratios for the Acquiring Fund. In fact, expense ratios for the combined Acquiring Fund immediately following the Reorganization are expected to be the same as each Fund's expense ratios prior to the Reorganization. However, the Adviser believes that, by increasing the asset size of the Acquiring Fund as a result of the Reorganization, with further increases in assets the Acquiring Fund should realize greater economies of scale sooner than if the Acquired Fund and Acquiring Fund remained separate. The Board of Trustees also discussed the inefficiencies of offering and operating similarly managed funds. Therefore, given the long-term reduction of expense ratios expected to be realized by combining the Funds, the reduction of fees passed on to shareholders, and the compatibility between the investment objectives and principal strategies of both Funds, the Board of Trustees determined that the Reorganization would enable the shareholders of the Selling Fund to continue their individual investment programs without substantial disruption. In addition, the shareholders of the Selling Fund will have the same shareholder rights since both Funds are series of the Trust governed by the same Declaration of Trust and Code of Regulations.

The Board of Trustees considered various factors in reviewing the proposed Reorganization. Such factors include, but are not limited to the following:

o improved operating efficiencies of the Selling Fund and Acquiring Fund after the Reorganization due to the combination of similarly managed Funds;

o   no increase in operating expenses immediately following the Reorganization;


o the expected realization of economies of scale in the long run that should over time reduce operating expense ratios for the combined fund as a result of the Adviser managing one fund instead of two funds with similar investment objectives and strategies;


o similarities between the investment objectives, policies and strategies of the Selling Fund and those of the Acquiring Fund;

o the expectation of no reduction of the services provided to the Selling Fund shareholders after the Reorganization;

o no shareholder will pay a sales charge in connection with the Reorganization;

o the proposed Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the Selling Fund, the Acquiring Fund or their respective shareholders;

o the proposed Reorganization is in the best interests of both Funds and their shareholders and will not dilute the interests of either Fund's shareholders; and

o the Selling Fund shareholders will have the opportunity to vote on the Reorganization.

For these and other reasons, the Board of Trustees believes that the Reorganization is in the best interest of the Selling Fund and its shareholders. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

FEDERAL INCOME TAXES

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Selling Fund nor its shareholders will recognize gains or losses as a result of the Reorganization; the tax basis of the Acquiring Fund shares received by shareholders will be the same as the basis of the Selling Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. Shares held for the purpose of investment are generally considered to be capital assets. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

One requirement for a tax-free reorganization is that the Acquiring Fund continues either the Selling Fund's historic business (the business continuity test) or uses a significant portion of the Selling Fund's historic business assets in a business (the asset continuity test). In general, the Internal Revenue Service has permitted the sale of up to two-thirds of the securities acquired as part of a reorganization without violating the asset continuity test for tax purposes. In this case, the Acquiring Fund expects to retain a significant portion of the securities it acquires in connection with the Reorganization and does not anticipate that sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the principal investment strategies and style of the Acquiring Fund. Moreover, the Acquiring Fund represents that it intends to retain at least one-third of the Selling Fund's portfolio securities until at least the first anniversary of the Reorganization Plan, unless market conditions dictate otherwise.


As a result of the Reorganization, the Acquiring Fund will succeed to the tax attributes of the Acquired Fund, except that certain limitations could apply to the use of the Acquired Fund's capital loss carryforwards from periods before the Reorganization to offset gains recognized by the Acquiring Fund after the Reorganization. The impact of any such limitations is expected to be immaterial in this case.

THE SELLING FUND AND THE ACQUIRING FUND DO NOT EXPECT THAT ANY SECURITIES HELD BY THE SELLING FUND WOULD FAIL TO MEET THE INVESTMENT POLICIES OR LIMITATIONS OF THE ACQUIRING FUND AND BE REQUIRED TO BE SOLD PRIOR TO THE REORGANIZATION. HOWEVER, THE SALE OF SECURITIES BY THE SELLING FUND BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.


                              FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each share class of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, the financial highlights have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the Funds' annual report dated May 31, 2003 and are incorporated by reference into the Statement of Additional Information that relates to this Combined Proxy Statement/Prospectus.

In June 2000, the Parkstone U.S. Government Income Fund was reorganized into the Armada U.S. Government Income Fund. In connection with this reorganization, the Armada U.S. Government Income Fund adopted the financial highlights, financial statements and performance history of the Parkstone U.S. Government Income Fund. The financial highlights for the Armada U.S. Government Income Fund for the year ended May 31, 1999 were audited by the former independent auditors to the Parkstone U.S. Government Income Fund.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling (800) 622-FUND (3863). Exhibits B and C to this Combined Proxy Statement/ Prospectus contain additional information about the Funds' performance and the factors that affected their performance during the last fiscal year.

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



                 Net Asset                        Realized and        Dividends     Distributions
                  Value,            Net            Unrealized         from Net        from Net           Net Asset
                 Beginning      Investment        Gains (Loss)       Investment       Realized          Value, End          Total
                 of Period        Income         on Securities         Income       Capital Gains        of Period         Return+
GNMA Fund
Class I
2003              $10.35          $0.47 1             $0.08            ($0.51)         $(0.00)            $10.39            5.40%
2002               10.21           0.58 1              0.15             (0.59)          (0.00)             10.35            7.32
2001                9.74           0.63                0.46             (0.62)          (0.00)             10.21           11.45
2000               10.10           0.59               (0.36)            (0.59)          (0.00)              9.74            2.48
1999               10.36           0.61               (0.20)            (0.60)          (0.07)             10.10            4.02
Class A
2003              $10.36          $0.44 1             $0.09            ($0.48)         $(0.00)            $10.41            5.13%
2002               10.23           0.56 1              0.14             (0.57)          (0.00)             10.36            6.95
2001                9.75           0.60                0.47             (0.59)          (0.00)             10.23           11.27
2000               10.10           0.57               (0.35)            (0.57)          (0.00)              9.75            2.33
1999               10.36           0.59               (0.20)            (0.58)          (0.07)             10.10            3.77
Class B
2003              $10.36          $0.37 1             $0.09            ($0.41)         $(0.00)            $10.41            4.40%
2002               10.23           0.48 1              0.14             (0.49)          (0.00)             10.36            6.21
2001                9.75           0.53                0.47             (0.52)          (0.00)             10.23           10.50
2000 2              9.76           0.40               (0.01)            (0.40)          (0.00)              9.75            4.07
Class C
2003              $10.37          $0.37 1             $0.09            ($0.41)         $(0.00)            $10.42            4.40%
2002               10.22           0.48 1              0.16             (0.49)          (0.00)             10.37            6.42
2001                9.75           0.53                0.46             (0.52)          (0.00)             10.22           10.39
2000 2              9.72           0.18                0.03             (0.18)          (0.00)              9.75            2.16
Class H
2003              $10.38          $0.37 1             $0.09            ($0.41)         $(0.00)            $10.43            4.50%
2002 2             10.31           0.06 1              0.06             (0.05)          (0.00)             10.38            1.17

                                                                        Ratio             Ratio of Net
                                                 Ratio of Net        of Expenses        Investment Income
                                   Ratio of       Investment         to Average            to Average
               Net Assets          Expenses         Income            Net Assets           Net Assets        Portfolio
                 End of           to Average      to Average         (Before Fee           (Before Fee       Turnover
              Period (000)        Net Assets      Net Assets           Waivers)              Waivers)           Rate
GNMA Fund
Class I
2003             $151,990              0.77%            4.50%            0.77%               4.50%             89%
2002              155,187              0.76             5.65             0.76                5.65              46
2001              133,658              0.80             6.19             0.85                6.14              47
2000              119,653              0.80             6.04             0.86                5.98              79
1999               96,808              0.78             5.92             0.78                5.92              85
Class A
2003               $7,535              1.02%            4.25%            1.02%               4.25%             89%
2002                6,550              1.01             5.40             1.01                5.40              46
2001                1,113              1.05             5.94             1.10                5.89              47
2000                1,231              1.05             5.79             1.11                5.73              79
1999                1,497              1.03             5.67             1.03                5.67              85
Class B
2003               $1,878              1.73%            3.54%            1.73%               3.54%             89%
2002                  577              1.72             4.69             1.72                4.69              46
2001                  208              1.75             5.24             1.75                5.24              47
2000 2                161              1.76             5.08             1.76                5.08              79
Class C
2003               $2,172              1.73%            3.54%            1.73%               3.54%             89%
2002                1,789              1.72             4.69             1.72                4.69              46
2001                   60              1.75             5.24             1.75                5.24              47
2000 2                 84              1.76             5.08             1.76                5.08              79
Class H
2003                 $395              1.73%            3.54%            1.73%               3.54%             89%
2002 2                 15              1.74             4.14             1.74                4.14              46

+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
1 Per share data calculated using average shares outstanding method.
2 GNMA Fund Class B, Class C and Class H commenced operations on August 11, 1999, January 27, 2000 and April 19, 2002, respectively. All ratios for the respective periods have been annualized.

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


                     Net Asset                        Realized and        Dividends      Distributions
                      Value,            Net            Unrealized         from Net         from Net         Net Asset
                     Beginning      Investment        Gains (Loss)        Investment        Realized        Value, End      Total
                     of Period        Income         on Securities          Income        Capital Gains      of Period     Return+
U.S. Government Income Fund
Class I
2003                   $9.45          $0.39 1             $0.19            ($0.45)          $(0.00)           $9.58        6.15%
2002                    9.22           0.50 1              0.22             (0.49)           (0.00)            9.45        7.94
2001                    8.77           0.57                0.45             (0.57)           (0.00)            9.22       11.95
2000                    9.13           0.56               (0.36)            (0.56)           (0.00)            8.77        2.26
1999                    9.27           0.57               (0.14)            (0.57)           (0.00)            9.13        4.73
Class A
2003                   $9.45          $0.37 1             $0.18            ($0.43)          $(0.00)           $9.57        5.89%
2002                    9.22           0.47 1              0.22             (0.46)           (0.00)            9.45        7.67
2001                    8.77           0.55                0.45             (0.55)           (0.00)            9.22       11.66
2000                    9.13           0.54               (0.37)            (0.53)           (0.00)            8.77        1.96
1999                    9.27           0.55               (0.14)            (0.55)           (0.00)            9.13        4.46
Class B
2003                   $9.42          $0.30 1             $0.19            ($0.36)          $(0.00)           $9.55        5.14%
2002                    9.19           0.41 1              0.22             (0.40)           (0.00)            9.42        6.93
2001                    8.74           0.49                0.44             (0.48)           (0.00)            9.19       10.90
2000                    9.11           0.48               (0.38)            (0.47)           (0.00)            8.74        1.10
1999                    9.24           0.47               (0.13)            (0.47)           (0.00)            9.11        3.76
Class C
2003                    9.43           0.30 1              0.19            ($0.36)           (0.00)            9.56        5.15%
2002                    9.20           0.41 1              0.22             (0.40)           (0.00)            9.43        6.93
2001 2                  8.83           0.45                0.37             (0.45)           (0.00)            9.20        9.51
Class H
2003                   $9.43          $0.30 1             $0.19            ($0.36)          $(0.00)           $9.56        5.27%
2002 2                  9.39           0.15 1              0.01             (0.12)           (0.00)            9.43        1.73

                                                                                  Ratio              Ratio of Net
                                                           Ratio of Net        of Expenses        Investment Income
                                             Ratio of       Investment         to Average            to Average
                         Net Assets          Expenses         Income           Net Assets            Net Assets        Portfolio
                           End of           to Average      to Average         (Before Fee           (Before Fee       Turnover
                        Period (000)        Net Assets      Net Assets           Waivers)              Waivers)           Rate
U.S. Government Income Fund
Class I
2003                       $190,678              0.77%            4.09%            0.77%               4.09%            364%
2002                        185,755              0.76             5.29             0.76                5.29             219
2001                        155,683              0.79             6.27             0.84                6.22              78
2000                        134,250              0.83             6.28             0.94                6.17              74
1999                        150,113              0.75             6.15             1.09                5.81              53
Class A
2003                        $18,067              1.02%            3.84%            1.02%               3.84%            364%
2002                         13,387              1.01             5.04             1.01                5.04             219
2001                         13,863              1.03             6.03             1.09                5.98              78
2000                         20,790              1.08             6.03             1.19                5.92              74
1999                         38,190              1.00             5.92             1.34                5.58              53
Class B
2003                         $7,330              1.73%            3.13%            1.73%               3.13%            364%
2002                          6,801              1.72             4.33             1.72                4.33             219
2001                          7,160              1.74             5.32             1.74                5.32              78
2000                          9,192              1.83             5.28             1.94                5.17              74
1999                         16,373              1.75             5.15             2.09                4.81              53
Class C
2003                          1,246              1.73%            3.13%            1.73%               3.13%            364%
2002                            752              1.72             4.33             1.72                4.33             219
2001 2                          113              1.74             5.32             1.74                5.32              78
Class H
2003                           $427              1.73%            3.13%            1.73%               3.13%            364%
2002 2                           22              1.69             4.40             1.69                4.40             219

+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
1 Per share data calculated using average shares outstanding method.
2 U.S. Government Income Fund Class C and Class H commenced operations on June 21, 2000 and February 5, 2002, respectively. All ratios for the respective periods have been annualized.

                                 CAPITALIZATION

The following table sets forth as of May 31, 2003: (i) the unaudited capitalization of the Acquiring Fund; (ii) the unaudited capitalization of the Selling Fund; and (iii) the unaudited pro forma combined capitalization of the Acquiring Fund assuming the Reorganization has been approved. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.


                                          NET ASSET VALUE    SHARES
  FUND              NET ASSETS            PER SHARE          OUTSTANDING
--------------------------------------------------------------------------------
U.S. Government Income Fund
Class A            $18,066,481             $ 9.57             1,887,024
Class B             $7,330,100             $ 9.55               767,780
Class C             $1,246,124             $ 9.56               130,373
Class H               $426,893             $ 9.56                44,643
Class I           $190,678,323             $ 9.58            19,914,065
TOTAL             $217,747,921                               22,743,885

GNMA Fund
Class A             $7,534,761             $10.41               723,941
Class B             $1,877,997             $10.41               180,468
Class C             $2,172,673             $10.42               208,582
Class H               $394,824             $10.43                37,848
Class I           $151,989,738             $10.39            14,628,235
TOTAL             $163,969,993                               15,779,074

Pro Forma- U.S. Government Income Fund
Class A            $25,601,242             $ 9.57             2,674,508
Class B             $9,208,097             $ 9.55               964,500
Class C             $3,418,797             $ 9.56               357,719
Class H               $821,717             $ 9.56                85,935
Class I           $342,668,061             $ 9.58            35,779,134
TOTAL             $381,717,914                               39,861,796


                               SHAREHOLDER RIGHTS

GENERAL. The Trust is an open-end management investment company established as a Massachusetts business trust pursuant to its Declaration of Trust. The Trust is also governed by its Code of Regulations and applicable laws of the Commonwealth of Massachusetts.

SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust offers for sale shares of 32 separate investment series. The shares of the Funds have no preference as to conversion features, dissenter's rights, exchange privileges or preemptive rights.

VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series, except that: (i) when so required by the 1940 Act, the shares are voted in the aggregate and not by individual series or class; and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Board of Trustees or on the written request of shareholders owning at least 20% of the outstanding shares entitled to vote.

ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the Board of Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, the Board of Trustees may be elected by shareholders or appointed in accordance with the Trust's Declaration of Trust. Under the Trust's Declaration of Trust, each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment or until his or her successor has been elected and qualified. A Trustee may be removed, with or without cause, at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.

SHAREHOLDER LIABILITY. Pursuant to Massachusetts law and the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Board of Trustees or the Trust.

TRUSTEE LIABILITY. Pursuant to Massachusetts law and the Trust's Declaration of Trust, Trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another Trustee. Pursuant to the Trust's Declaration of Trust, Trustees are not personally liable for any act or omission to act while acting as a Trustee or for any act or omission of any other person or party, except that Trustees are not protected against liability to the Trust or to shareholders resulting from their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a Trustee. The Trust generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except for liabilities and expenses arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as a Trustee.


THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, CODE OF REGULATIONS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                 VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust.

VOTING RIGHTS AND REQUIRED VOTE

The proposed Reorganization of the Funds will be voted upon by the shareholders of the Selling Fund only. Shareholders of the Selling Fund are entitled to one vote for each full share held and fractional votes for fractional shares. A majority of the shares of the Selling Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to the Selling Fund requires the vote of a majority (more than 50%) of the outstanding voting securities of the Selling Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Trust, on behalf of the Funds.

RECORD DATE AND OUTSTANDING SHARES


Only shareholders of record of the Selling Fund at the close of business on September 17, 2003 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following shares of each class of the Selling Fund were outstanding and entitled to vote.

                 CLASS                            TOTAL SHARES OUTSTANDING
                 Class A                                 391,676.48
                 Class B                                200,999.262
                 Class C                                177,821.254
                 Class H                                 37,467.211
                 Class I                              14,172,825.29
                                                      -------------
                 TOTAL                                14,980,799.49


SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT


SELLING FUND. As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Selling Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Selling Fund:

                                                                              NUMBER OF SHARES    PERCENTAGE OF CLASS
NAME AND ADDRESS                                   FUND         CLASS               OWNED                OWNED
First Clearing Corporation                         Armada GNMA  A Shares          97,276.27             24.84%
Robert S. Kendall & Linda R. Kendall Jt Ten        Fund
2650 Butternut Ln.
Pepper Pike, OH 44124-4208

First Clearing, LLC                                Armada GNMA  A Shares          19,741.43              5.04%
Mary Eleanor Kirk Trust                            Fund
1700 W. Washington Apt. B305
Springfield, IL 62702-6453

                                                                              NUMBER OF SHARES    PERCENTAGE OF CLASS
NAME AND ADDRESS                                   FUND         CLASS               OWNED                OWNED
First Clearing Corporation                         Armada GNMA  C Shares          11,175.68              6.28%
Ali Gharib Family Trust Homa Gharib Ttee           Fund
10516 Mitchells Mill Road
Chardon, OH 44024-8615

First Clearing Corporation                         Armada GNMA  C Shares          10,194.68              5.73%
Robert F Neuwar IRA FCC as Custodian               Fund
381 Sterling Circle
Berea, OH 44017-2322

First Clearing Corporation                         Armada GNMA  H Shares          3,018.28               8.06%
Edward G Klepper IRA FCC as Custodian              Fund
4003 Nichols Rd
Parchment, MI 49004-3107

First Clearing Corporation                         Armada GNMA  H Shares          2,165.13               5.78%
Melvin Marschall IRA FCC as Custodian              Fund
8505 W. B Ave
Otsego, MI 49078-9520

First Clearing Corporation                         Armada GNMA  H Shares          3,298.78               8.80%
Richard E Murray (IRA R/O) FCC as Custodian        Fund
1077 East River St.
Elyria, OH 44035-6061

First Clearing Corporation                         Armada GNMA  H Shares          7,931.79              21.17%
Northern RCR & RCR Services                        Fund
Defined Benefit Plan U/A
Attn: Jan Christ
1451 E. 33rd St.
Cleveland, OH 44114

First Clearing Corporation                         Armada GNMA  H Shares          3,433.87               9.16%
Walter Scott Smith and Laura I Smith Jt Ten        Fund
200 Laurel Lake Dr. E397
Hudson, OH 44236-2156

First Clearing, LLC                                Armada GNMA  H Shares          1,935.60               5.17%
Cheryl L Gauntlett Ttee                            Fund
11340 76th St.
South Haven, MI 49090-2115

State Street Bank & Trust Co.                      Armada GNMA  H Shares          4,439.62              11.85%
Cust. For the Rollover IRA of Charles R. Williams  Fund
13023 NE Highway 99 Ste. 7 PMB 10
Vancouver WA 98686-2767

Sheldon & Co C/O National City Bank                Armada GNMA  I Shares        5,032,350.94            35.51%
Trust Mutual Funds                                 Fund
PO Box 94777
Cleveland, OH 44101-4777

Sheldon & Co C/O National City Bank                Armada GNMA  I Shares        1,532,722.49            10.81%
Trust Mutual Funds                                 Fund
PO Box 94777
Cleveland, OH 44101-4777

Sheldon & Co. Ttee C/O National City Bank          Armada GNMA  I Shares        7,568,347.92            53.40%
Trust Mutual Funds                                 Fund
PO Box 94984
Cleveland, OH 44101-4984

ACQUIRING FUND. As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquiring Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquiring Fund:

                                                                                NUMBER OF SHARES    PERCENTAGE OF
NAME AND ADDRESS                                 FUND             CLASS               OWNED          CLASS OWNED
First Clearing Corporation                       Armada US        C Shares           3,547.67            5.25%
Huber Heights Medical Center                     Government
6096 Brandt Parkway                              Income Fund
Huber Heights, OH 45424-4015

First Clearing Corporation                       Armada US        C Shares           4,549.65            6.74%
Harry J Jahnke Mary Louise Jahnke                Government
2025 E Lincoln St. Apt 3123                      Income Fund
Bloomington, IL 61701-5995

First Clearing Corporation                       Armada US        C Shares           4,013.79            5.95%
Wilda I Wilson Barbara A Nagy POA                Government
10137 Hobart Rd. Apt. 504                        Income Fund
Kirtland, OH 44094

First Clearing Corporation                       Armada US        H Shares           2,717.30            6.07%
Mary Ann Allen (IRA) FCC as Custodian            Government
5739 Haverhill Dr.                               Income Fund
Lansing, MI 48911-4807

First Clearing Corporation                       Armada US        H Shares           4,145.08            9.26%
Betty L Harlan                                   Government
521 Tollis Parkway Apt. 393                      Income Fund
Broadview Heights, OH 44147-1817

First Clearing Corporation                       Armada US        H Shares           3,102.38            6.93%
Delores M Hodge IRA FCC as Custodian             Government
2403 11th Street                                 Income Fund
Winthrop Harbor, IL 60096-1512

First Clearing Corporation                       Armada US        H Shares           3,071.82            6.86%
Emmaree K Martin                                 Government
207 Windsor Ct. Apt 30B                          Income Fund
Marysville, OH 43040-1564

First Clearing Corporation                       Armada US        H Shares           8,699.46           19.44%
Northern RCR & RCR Services                      Government
Defined Benefit Plan U/A DTD 06-29-99            Income Fund
Attn: Jan Christ
1451 E. 33rd St.
Cleveland, OH 44114

First Clearing Corporation                       Armada US        H Shares           6,268.51           14.01%
Cora L Skowronski Margeret Miller                Government
521 Tollis Parkway #393                          Income Fund
Broadview Heights, OH 44147-1817

First Clearing Corporation                       Armada US        H Shares           3,099.17            6.92%
Robert K Studebaker IRA FCC as Custodian         Government
168 Yucca Dr.                                    Income Fund
Palm Springs, CA 92264-6466

First Clearing Corporation                       Armada US        H Shares           3,772.97            8.43%
Walter Scott Smith & Laura I Smith Jt Ten        Government
200 Laurel Lake Dr. E397                         Income Fund
Hudson, OH 44236-2156

                                                                                NUMBER OF SHARES    PERCENTAGE OF
NAME AND ADDRESS                                 FUND             CLASS               OWNED          CLASS OWNED
First Clearing Corporation                       Armada US        H Shares           5,311.71           11.87%
The Waterbury Farm REV TR U/T/A 11/11/99         Government
550 Valkaria Rd. SE                              Income Fund
Palm Bay, FL 32909-6113

National City Bank                               Armada US        I Shares         2,352,186.48         13.39%
Attn: Trust Mutual Funds                         Government
PO Box 94984                                     Income Fund
Cleveland, OH 44101-4984

Sheldon & Co (REINV)                             Armada US        I Shares         1,939,057.19         11.04%
Attn: Trust Mutual Funds                         Government
PO Box 94777                                     Income Fund
Cleveland, OH 44101-4777

Sheldon & Co C/O National City Bank              Armada US        I Shares         3,854,424.66         21.94%
Trust Mutual Funds                               Government
PO Box 94777                                     Income Fund
Cleveland, OH 44101-4777

Sheldon & Co Ttee C/O National City Bank         Armada US        I Shares         9,252,712.86         52.68%
Trust Mutual Funds                               Government
PO Box 94777                                     Income Fund
Cleveland, OH 44101-4777

Airmaster Fan Co. & Commercial Exchange Inc.     Armada US        R Shares           9,377.41           93.69%
PS 401K Plan Ttee                                Government
Richard Stone 1/1/84                             Income Fund
1300 Falahee Rd.
Jackson, MI 49203-3554

Com-Corp Industries Inc.                         Armada US        R Shares           626.49             6.26%
Employee Savings Plan & Trust                    Government
William J Beckwith Ttee Kim Watroba Ttee         Income Fund
U/A 01-01-1993
7601 Bittern Ave.
Cleveland, OH 44103-1060


COMBINED FUND. The shareholders listed above who owned of record or beneficially 5% or more of the outstanding shares of the noted class of shares of the Selling Fund and the Acquiring Fund as of the Record Date would own the following percentages of the combined Acquiring Fund upon consummation of the
Reorganization:


------------------------------------------------------------------------------------------------------------------
                                                                                                 PERCENTAGE OF
NAME AND ADDRESS                                                            CLASS                 CLASS OWNED
------------------------------------------------------------------------------------------------------------------
First Clearing Corporation                                                  A Shares                  3.64%
Robert S. Kendall & Linda R Kendall Jt. Ten
2650 Butternut Ln.
Pepper Pike, OH 44124-4208

First Clearing, LLC                                                         A Shares                  0.74%
Mary Eleanor Kirk Trust
1700 W. Washington Apt B305
Springfield, IL 62702-6453

First Clearing Corporation                                                  C Shares                  3.12%
Ali Gharib Family Trust Homa Gharib Ttee
10516 Mitchells Mill Rd.
Chardon, OH 44024-4208

First Clearing Corporation                                                  C Shares                  0.99%
Huber Heights Medical Center
6096 Brandt Parkway
Huber Heights, OH 45424-4015

First Clearing Corporation                                                  C Shares                  1.27%
Harry J Jahnke Mary Louise Jahnke
2025 E Lincoln St. Apt 3123
Bloomington, IL 61701-5995

------------------------------------------------------------------------------------------------------------------
                                                                                                 PERCENTAGE OF
NAME AND ADDRESS                                                            CLASS                 CLASS OWNED
------------------------------------------------------------------------------------------------------------------
First Clearing Corporation                                                  C Shares                  2.85%
Robert F Neuwar IRA FCC as Custodian
381 Sterling Circle
Berea, OH 44017-2322

First Clearing Corporation                                                  C Shares                  1.12%
Wilda I Wilson Barbara A Nagy POA
10137 Hobart Rd. Apt. 504
Kirtland, OH 44094

First Clearing Corporation                                                  H Shares                  3.16%
Mary Ann Allen (IRA) FCC as Custodian
5739 Haverhill Dr.
Lansing, MI 48911-4807

First Clearing Corporation                                                  H Shares                  4.82%
Betty L Harlan
521 Tollis Parkway Apt. 393
Broadview Heights, OH 44147-1817

First Clearing Corporation                                                  H Shares                  3.61%
Delores M Hodge IRA FCC as Custodian
2403 11th Street
Winthrop Harbor, IL 60096-1512

First Clearing Corporation                                                  H Shares                  3.51%
Edward G Klepper IRA FCC as Custodian
4003 Nichols Rd
Parchment, MI 49004-3107

First Clearing Corporation                                                  H Shares                  3.57%
Emmaree K Martin
207 Windsor Ct. Apt 30B
Marysville, OH 43040-1564

First Clearing Corporation                                                  H Shares                  2.51%
Melvin Marschall IRA FCC as Custodian
8505 W. B Ave
Otsego, MI 49078-9520

First Clearing Corporation                                                  H Shares                  3.83%
Richard E Murray (IRA R/O) FCC as Custodian
1077 East River St.
Elyria , OH 44035-6061

First Clearing Corporation                                                  H Shares                  19.35%
Northern RCR & RCR Services
Defined Benefit Plan U/A
Attn: Jan Christ
1451 E. 33rd St.
Cleveland, OH 44114

First Clearing Corporation                                                  H Shares                  7.29%
Cora L Skowronski Margeret Miller
521 Tollis Parkway #393
Broadview Heights, OH 44147-1817

First Clearing Corporation                                                  H Shares                  3.61%
Robert K Studebaker IRA FCC as Custodian
168 Yucca Dr.
Palm Springs, CA 92264-6466

First Clearing Corporation                                                  H Shares                  8.39%
Walter Scott Smith & Laura I Smith Jt Ten
200 Laurel Lake Dr. E397
Hudson, OH 44236-2156

First Clearing Corporation                                                  H Shares                  6.18%
The Waterbury Farm REV TR U/T/A 11/11/99
550 Valkaria Rd. SE
Palm Bay, FL 32909-6113

First Clearing, LLC                                                         H Shares                 2.25%
Cheryl L Gauntlett Ttee
11340 76th St.
South Haven, MI 49090-2115

State Street Bank & Trust Co.                                               H Shares                 5.17%
Cust. For the Rollover IRA of Charles R. Williams
13023 NE Highway 99 Ste. 7 PMB 10
Vancouver WA 98686-2767

National City Bank                                                          I Shares                 6.57%
Attn: Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

Sheldon & Co (REINV)                                                        I Shares                 5.42%
Attn: Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

Sheldon & Co C/O National City Bank                                         I Shares                 29.12%
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

------------------------------------------------------------------------------------------------------------------
                                                                                                 PERCENTAGE OF
NAME AND ADDRESS                                                            CLASS                 CLASS OWNED
------------------------------------------------------------------------------------------------------------------
Sheldon & Co Ttee C/O National City Bank                                    I Shares                 47.01%
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

Airmaster Fan Co. & Commercial Exchange Inc. PS 401K Plan Ttee              R Shares                 93.69%
Richard Stone 1/1/84
1300 Falahee Rd.
Jackson, MI 49203-3554

Com-Corp Industries Inc.                                                    R Shares                 6.26%
Employee Savings Plan & Trust
William J Beckwith Ttee Kim Watroba Ttee
7601 Bittern Ave.
Cleveland, OH 44103-1060

CONTROL PERSONS. A person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control the Fund for purposes of the 1940 Act. National City Bank, 1900 East Ninth Street, Cleveland, OH 44114, an affiliate of the
Adviser, may be deemed to control each Fund through ownership of approximately 94% and 75% of shares of the Selling Fund and Acquiring Fund, respectively.


                             ADDITIONAL INFORMATION


Information concerning the operation and management of the Funds is included in the current prospectuses relating to the Funds, which are incorporated herein by reference, including the prospectus for the class of shares you own, which accompanies this Combined Proxy Statement/Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated October 1, 2003 which is available upon request and without charge by calling (800) 622-FUND.


The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Room 1200, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Some of these items are also available on the Internet at WWW.SEC.GOV.

IMC has advised Armada that IMC and its affiliates will vote the shares of the Selling Fund for which it is record owner as follows:

     (i) for each account as to which there is an individual designated both to vote proxies and to receive annual and semi-annual reports and other disclosure documents, such individual shall be entitled to vote the shares beneficially owned by such account; and

     (ii) for each account as to which IMC or any of its affiliates is responsible to vote proxies, IMC or its affiliates shall determine how to vote such shares.

DELIVERY OF PROSPECTUS/PROXY STATEMENT. The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as "householding," potentially means extra convenience for shareholders and cost savings for companies. If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement, please notify your broker or direct a written request to the Trust, 760 Moore Road, King of Prussia, Pennsylvania 19406, or call toll-free (800) 622-FUND. Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their broker or the Trust.

SHAREHOLDER PROPOSALS. As a general matter, the Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of the Trust should send such proposal to the Trust at 760 Moore Road, King of Prussia, Pennsylvania 19406. Rules promulgated by the SEC require that, to be considered for presentation at a shareholders' meeting, a shareholder's proposal must, among other things, be received at the offices of the Trust a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.


REORGANIZATION EXPENSES. IMC will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Combined Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. It is expected that the solicitation of proxies will be primarily by mail. In order to obtain the necessary quorum at the Meeting, officers and service providers may solicit proxies by telephone, Internet or in person. The total amount estimated to be spent in connection with the Reorganization is approximately $33,000. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.


                                 OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

All Shareholder inquiries may be addressed by calling (800) 622-FUND. Copies of the most recent Annual and Semi-Annual Reports of the Funds may be obtained by calling the Trust at (800) 622-FUND or writing to the Trust at 760 Moore Road, King of Prussia, Pennsylvania 19406.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.



                                           By Order of the Board of Trustees,

                                           /s/ W. Bruce McConnel
                                           W. Bruce McConnel
                                           Secretary
                                           ARMADA FUNDS

                                                                       EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

                                  ARMADA FUNDS
                             PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION dated as of February 28, 2003, has been adopted by the Board of Trustees of Armada Funds (the "Trust"), a Massachusetts business trust established under an Agreement and Declaration of Trust dated January 28, 1986, as amended, on behalf of the Armada GNMA Fund (the "Acquired Fund"), a separate series of the Trust, to provide for the reorganization of the Acquired Fund into the Trust's Armada U.S. Government Income Fund (the "Acquiring Fund").

         This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

          If the reorganization described in this Plan (the "Reorganization") is approved by the shareholders of Shares of the Acquired Fund, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for a pro rata share of each corresponding Class of shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such Acquisition Shares to the respective shareholders of the corresponding Class of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Plan.

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

       1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

              (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

              (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"); and

              (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").


       1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. At the date of this Plan, the Acquired Fund and the Acquiring Fund expect that no assets held by the Acquired Fund prior to the Reorganization would fail to meet the investment policies or limitations of the Acquiring Fund.

       1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Shares of the Acquired Fund shall consist of the identical corresponding Class of shares of the Acquiring Fund.

       1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Trust will not permit such shareholder to receive Acquisition Share certificates therefore, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

       1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.     VALUATION.

       2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Agreement and Declaration of Trust of the Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus") and shall be certified by the Acquired Fund.

       2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Agreement and Declaration of Trust of the Trust and the Acquiring Fund Prospectus.

3.     CLOSING AND CLOSING DATE.

       3.1 The Closing Date shall be on November 24, 2003, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at PFPC, Inc., 103 Bellevue Parkway, Wilmington, DE 19809, or at such other time and/or place as the parties may agree.

       3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to National City Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "National City Bank, custodian for the Armada U.S. Government Income Fund."

       3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Plan may be terminated by the Trust.

       3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

       3.5 At the Closing the Acquired Fund or Acquiring Fund shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         4.1 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust's officers acting on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Plan at or prior to the Closing Date.

         4.2 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

               (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-laws of the Trust;

               (b) This Plan has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Plan by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

               (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

               (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Plan are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

               (e) The performance by the Trust and the Acquiring Fund of their respective obligations hereunder will not violate the Trust's Agreement and Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Fund is a party or by which either of them is bound;

               (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated by this Plan except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

               (g) Except as previously disclosed, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph
                    5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

               (h) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

               (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Trust, on behalf of the Acquiring Fund, and on behalf of the Acquired Fund, hereby covenants:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Plan and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Trust will prepare and file for the registration under the Securities Act of 1933 ("1933 Act") of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the Securities Act of 1934, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Plan, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

               (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-Laws of the Trust;

               (b) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

               (c) The performance by the Trust and the Acquired Fund of their respective obligations hereunder will not violate the Trust's Agreement and Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

               (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Plan, except such as have been obtained;

               (e) Except as previously disclosed, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

               (f) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

               (g) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         6.2 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's undistributed investment company taxable income for its taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its undistributed net capital gain realized in each of its taxable years ending on or after May 31, 2002, and on or prior to the Closing Date.

         6.3 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Plan.

         6.4 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

7. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Trust hereunder are subject to the further conditions that on or before the Closing Date:

         7.1 This Plan and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

         7.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated hereby.

         7.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         7.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         7.5 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP satisfactory to the Trust, based upon reasonable representations of appropriate officers of the Funds and substantially to the effect that, for federal income tax purposes:

               (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of those Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

               (b) The Acquired Fund will recognize no gain or loss (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

               (c) The Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

               (d) The tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund in the transaction will equal the tax basis of that asset in the hands of the Acquired Fund immediately before the transfer;

               (e) The holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Acquired Fund;

               (f) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

               (g) The aggregate tax basis of the Acquisition Shares received by each shareholder of the Acquired Fund will equal in the aggregate the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefore;

               (h) The holding period of the Acquisition Shares received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefore were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

               (i) The holding period of the Acquisition Shares received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefore were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

               (j) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         7.6 At any time prior to the Closing, any of the foregoing conditions of this Plan may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         7.7 The Trust shall have received any necessary exemptive relief from the Securities and Exchange Commission with respect to Section 17(a) of the 1940 Act.

8.       EXPENSES.

         8.1 The Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Plan shall be borne by National City Investment Management Company.

9.       MISCELLANEOUS.

         9.1 This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

         9.2 This Plan and the Reorganization contemplated hereby may be abandoned at any time for any reason prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

         9.3 At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Acquired Fund, amend any of the provisions of this Plan.

10.      LIMITATIONS OF LIABILITY OF THE TRUSTEES AND SHAREHOLDERS.

         "Armada Funds" and "Trustees" of Armada Funds refer to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated as of January 28, 1986, to which reference is hereby made and a copy of which is on file at the offices of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of Armada Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

         IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

                                ARMADA FUNDS

                                on behalf of Armada GNMA Fund and Armada
                                U.S. Government Income Fund


                                By:  /s/ Herbert Martens
                                     ----------------------------
                                     Herbert Martens, President




         National City Investment Management Company hereby agrees to join in this Plan of Reorganization solely for purposes of Paragraph 8.1 of the Plan.

                                NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                                 By: /s/ Donald Ross
                                     ----------------------------
                                     Donald Ross

                                                                       EXHIBIT B

ARMADA U.S. GOVERNMENT INCOME FUND - PORTFOLIO MANAGER'S REPORT

FIXED INCOME FUNDS
ARMADA U.S. GOVERNMENT INCOME FUND OVERVIEW

COMMENTS FROM THE PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada U.S. Government Income Fund posted a total return of 0.14% (including sales charge) for Class B investors and 6.15% for Class I investors. In comparison, the Lehman Mortgage-Backed Securities Index returned 6.42%.

FACTORS AFFECTING PERFORMANCE

The majority of the Fund's portfolio invested in mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), a corporation that owns or guarantees nearly $2 trillion in mortgage assets. The balance includes Ginnie Mae's (Government National Mortgage Association) and mortgage-backed securities issued by Freddie Mac. Like the other two agencies, Fannie Mae issues mortgage-backed securities to investors and uses the funds to buy mortgages from banks and other lenders. Unlike Ginnie Mae bonds, Freddie Mac and Fannie Mae securities are not government guaranteed; as a result, Freddie Mac and Fannie Mae securities generally yield slightly more than Ginnie Maes. Fannie Mae mortgage-backed securities as well as most other mortgage-backed securities can be refinanced at the option of the homeowner without paying a call premium.

Mortgage-backed securities continued to offer a significant yield advantage over comparably maturing U.S. Treasury bonds. Like other government bonds, mortgage-backed securities decline in value when interest rates rise. However, because of the refinancing option, mortgage-backed securities do not benefit as much as other government bonds when interest rates decline. During the past year, the declining interest-rate environment and record refinancing activity put downward pressure on mortgages. In addition, by the second half of the period, when the corporate credit cycle began improving, investors shifted away from mortgage-backed securities or bonds and towards corporate bonds. This shifting demand hurt the values of mortgage-backed securities as corporate bonds became more attractive.

CURRENT STRATEGY AND OUTLOOK

We believe that short-term interest rates will likely trend upward in 2003, therefore, our current strategy is to keep the portfolio's duration--sensitivity to interest rates--about 5% shorter than the benchmark. In doing so, the fund is less likely to decline in value as rates rise. Our strategy is to "barbell" the portfolio, emphasizing shorter and longer maturities securities that would produce good returns in the event that short-term rates rose while long-term rates remained flat.

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Growth of a $10,000 Investment 1, 2, 3
(since Fund's inception)

    Armada U.S. Government    Armada U.S. Government
               Income Fund               Income Fund          Lehman Mortgage-
          (Class I Shares)     (Class B Shares) 4, 7  Backed Securities Index*
                   Class I                   Class B                    Lehman
11/12/92            10,000                    10,000                    10,000
May-93              10,435                    10,381                    10,576
May-94              10,641                    10,476                    10,567
May-95              11,513                    11,228                    11,760
May-96              12,190                    11,177                    12,350
May-97              13,040                    12,486                    13,501
May-98              14,194                    13,447                    14,807
May-99              14,865                    13,953                    15,529
May-00              15,201                    14,106                    15,913
May-01              17,017                    15,643                    18,048
May-02              18,363                    16,727                    19,550
May-03              19,497                    17,587                    20,804

ARMADA U.S. GOVERNMENT INCOME FUND 5,6
Average Annual Total Returns, as of 5/31/03

-------------------------------------------------------------------------------------- ------------------ ------------
                                                                                                            DATE OF
                                      1 YEAR      3 YEARS      5 YEARS     10 YEARS     SINCE INCEPTION    INCEPTION
Class I Shares 2,3                     6.15%       8.65%        6.55%        6.45%           6.53%         11/12/92
----------------------------------- ------------ ----------- ------------ ------------ ------------------ ------------
Class A Shares 2,3,7                   0.87%       6.62%        5.25%        5.70%           5.82%         11/12/92
----------------------------------- ------------ ----------- ------------ ------------ ------------------ ------------
Class B Shares 2,3,4,7                 0.14%       6.47%        5.19%        5.41%           5.50%         02/04/94
----------------------------------- ------------ ----------- ------------ ------------ ------------------ ------------
Class C Shares 2,3,4,7                 4.15%       7.75%        5.62%        5.49%           5.57%         06/21/00
----------------------------------- ------------ ----------- ------------ ------------ ------------------ ------------
Class H Shares 2,3,4,7                 3.17%       7.31%        5.27%        5.36%           5.45%         02/05/02
----------------------------------- ------------ ----------- ------------ ------------ ------------------ ------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.
* THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A WIDELY RECOGNIZED, MARKET VALUE WEIGHTED INDEX OF MORTGAGE-BACKED SECURITIES ISSUED BY GNMA, FHLMC, AND FANNIE MAE, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.
1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.
2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.
4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.
5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.
6 PERFORMANCE INFORMATION BEFORE JUNE 10, 2000 REPRESENTS PERFORMANCE OF THE PARKSTONE U.S GOVERNMENT INCOME FUND THAT WAS REORGANIZED INTO THE ARMADA U.S. GOVERNMENT INCOME FUND ON THAT DATE.
7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                                       EXHIBIT C

ARMADA GNMA FUND - PORTFOLIO MANAGER'S REPORT
FIXED INCOME FUNDS
ARMADA GNMA FUND OVERVIEW

COMMENTS FROM THE PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada GNMA Fund posted a total return of -0.60% (including sales charge) for Class B investors and 5.40% for Class I investors. In comparison, the Lehman GNMA Index returned 6.13%.

FACTORS AFFECTING PERFORMANCE

During the first half of the fiscal year, fixed-income investors were very concerned about credit quality given the environment of accounting scandals, recession and terrorism fears. As a result, there was an unusually strong demand for mortgage-backed securities such as Ginnie Maes, which although not guaranteed are backed by the federal government.

Ginnie Mae securities continued to offer a significant yield advantage over comparably maturing U.S. Treasury securities. Like other government bonds, Ginnie Maes decline in value when interest rates rise. However, Ginnie Maes, like most mortgage-backed securities, do not benefit as much as other government bonds when interest rates decline. That's because homeowners have the right to refinance their mortgages at par, thus requiring mortgage investors to reinvest at lower yields. Therefore, mortgage-backed securities are vulnerable to lower interest rates, particularly if the drop is steep.

During the past year, the declining interest-rate environment and record refinancing activity put downward pressure on Ginnie Mae valuations, although not to the extent of other mortgage-backed security categories that offer higher coupon payments. By the second half of the period, when the corporate credit cycle began improving, investors shifted away from mortgages and towards corporate bonds. This shifting demand hurt the values of mortgage-backed securities as corporate bonds became more attractive.

During the fiscal year, we attempted to sell a modest percentage of the Ginnie Mae portfolio, using the proceeds to purchase Treasury bonds when we thought that the mortgage rally had run its course. This strategy produced mixed results.

CURRENT STRATEGY AND OUTLOOK

We believe that interest rates will likely trend upward in 2003, therefore, our current strategy is to keep the portfolio's duration--sensitivity to interest rates--relatively short. However, we continue to own lower coupon bonds that are less likely to be refinanced in the event of further interest rate declines.

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)


[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Growth of a $10,000 Investment 1, 2, 3
(since Fund's inception)

               Armada GNMA Fund         Armada GNMA Fund
               (Class I Shares)    (Class B Shares) 4, 6     Lehman GNMA Index*
                        Class I                  Class B                 Lehman
8/10/94                  10,000                   10,000                 10,000
5/95                     10,961                   10,881                 10,960
5/96                     11,466                   11,275                 11,547
5/97                     12,513                   12,190                 12,643
5/98                     13,661                   13,183                 13,857
5/99                     14,210                   13,584                 14,538
5/00                     14,562                   13,780                 15,002
5/01                     16,230                   15,227                 16,913
5/02                     17,418                   16,172                 18,268
5/03                     18,365                   16,884                 19,388


Armada GNMA Fund 5
Average Annual Total Returns, as of 5/31/03

------------------------------------------------------------------------------------- --------------- ----------------
                                                                                         SINCE           DATE OF
                                           1 YEAR         3 YEARS        5 YEARS       INCEPTION        INCEPTION
Class I Shares 2,3                          5.40%          8.03%          6.09%           7.15%          08/10/94
--------------------------------------- -------------- -------------- --------------- --------------- ----------------
Class A Shares 2,3,4,6                      0.11%          6.01%          4.82%           6.30%          09/11/96
--------------------------------------- -------------- -------------- --------------- --------------- ----------------
Class B Shares 2,3,4,6                     (0.60)%         5.83%          4.74%           6.13%          08/11/99
--------------------------------------- -------------- -------------- --------------- --------------- ----------------
Class C Shares 2,3,4,6                      3.40%          7.04%          5.11%           6.15%          01/27/00
--------------------------------------- -------------- -------------- --------------- --------------- ----------------
Class H Shares 2,3,4,6                      2.51%          6.67%          4.91%           6.03%          04/19/02
--------------------------------------- -------------- -------------- --------------- --------------- ----------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.
* THE LEHMAN GNMA INDEX IS AN UNMANAGED INDEX THAT TRACK GNMA
ISSUES AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.
1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.
2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.
4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.
5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.
6 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                       STATEMENT OF ADDITIONAL INFORMATION

                       ARMADA U.S. GOVERNMENT INCOME FUND

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                                 (800) 622-FUND


         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Combined Proxy Statement/Prospectus dated October 15, 2003 for the Special Meeting of Shareholders of Armada GNMA Fund to be held on November 18, 2003. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing to Armada Funds, 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free (800) 622-FUND. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about Armada Funds is contained in and incorporated herein by reference to Armada Funds' Statement of Additional Information dated October 1, 2003 that relates to the Funds' prospectuses dated October 1, 2003. The audited financial statements and related independent auditor's report for Armada GNMA Fund and Armada U.S. Government Income Fund contained in the Annual Report for the fiscal year ended May 31, 2003 are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The unaudited pro forma financial statements attached hereto are intended to present the financial condition and related results of operations of the participating Armada Funds as if the Reorganization had been consummated on May 31, 2003.


         The date of this Statement of Additional Information is October 15,
2003.

                                    GNMA FUND
                           U.S. GOVERNMENT INCOME FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003

                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
FNCI 4.5 8/03 MTGE                                                         15,000,000         $15,267,180             $15,267,180
FNMA TBA - FNCI 5% JULY                                                    10,000,000          10,321,880              10,321,880
FNMA 30 YR 5.5% 8/1/33 TBA                                                 20,000,000          20,581,240              20,581,240
FNMA TBA 30YR 6%                                                            9,500,000           9,868,125               9,868,125
FNMA TBA 30YR 6%                                                           10,000,000          10,359,380              10,359,380
TBA GNMA JUN 6%                       5,000,000       $5,162,500                                                        5,162,500
TBA GNMA JUN 5.5%                    10,000,000       10,443,750                                                       10,443,750
GNMA 30YR 6.0                        30,000,000       31,396,860                                                       31,396,860
GNMA 30YR 6.0                        10,000,000       10,445,313                                                       10,445,313
FHLMCC GOLD TBA 011403                                                     10,000,000          10,356,250              10,356,250
FHLMC TBA 6%                                                               10,000,000          10,365,620              10,365,620
CSFB 97-C1 A1C 7.24% 06/20/29         1,000,000        1,147,320                                                        1,147,320
CSFB 97-C1 A1C 7.24% 06/20/29                                               2,200,000           2,524,103               2,524,103
FHLMC 7.5% 5/22/03                                                            429,610             454,575                 454,575
FHLMC 9.25% 08/01/13                                                           22,225              23,882                  23,882
FHLMC 8.5% 01/01/20                                                           465,689             509,748                 509,748
FGLMC 8% 03/01/22                                                              17,599              19,189                  19,189
FGLMC 6.5% 08/01/31                                                         1,940,620           2,019,454               2,019,454
FGCI 8.5% 03/01/06                                                             28,495              30,090                  30,090
FGCI 9% 04/01/06                                                                1,177               1,234                   1,234
FGLMC 12.25% 08/01/15                                                         307,541             361,451                 361,451
FGLMC 8.5% 01/01/22                                                            83,070              89,014                  89,014
FGLMC 7% 05/01/31                                                           3,607,384           3,785,338               3,785,338
FHLMC 9.75% 11/01/08                                                           48,688              54,107                  54,107
FHLMC 9.75% 11/01/08                                                           36,401              40,453                  40,453
FHLMC 9.75% 12/01/08                                                           24,125              26,810                  26,810
FHLMC 9.75% 12/01/08                                                           23,825              26,477                  26,477
FHLMC 9.75% 04/01/09                                                           28,019             $31,383                 $31,383
FHLMC 8% 04/01/07                                                               1,676               1,787                   1,787


                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
FHLMC 9% 04/01/16                                                              17,754              19,784                  19,784
FHLMC 9% 05/01/16                                                              29,391              32,742                  32,742
FHLMC 9% 06/01/16                                                              19,049              21,257                  21,257
FHLMC 9% 07/01/16                                                              75,155              83,848                  83,848
FHLMC 9% 10/01/16                                                              24,566              27,422                  27,422
FHLMC 9% 11/01/16                                                              17,365              19,388                  19,388
FHLMC 9% 11/01/16                                                              70,603              78,807                  78,807
FHLMC 9% 12/01/16                                                              21,048              23,500                  23,500
FHLMC 9% 12/01/16                                                              31,831              35,536                  35,536
FHLMC 9% 01/01/17                                                              16,372              18,182                  18,182
FHLMC 8% 02/01/17                                                              85,396              93,315                  93,315
FHLMC 8% 03/01/17                                                             234,108             255,817                 255,817
FHLMC 8% 04/01/17                                                              87,831              95,780                  95,780
FH14 9% 11/01/09                                                              122,325             133,381                 133,381
FHA 9% 10/01/16                                                                49,360              54,769                  54,769
FHA 9% 12/01/16                                                               135,931             151,022                 151,022
FHA 9% 01/01/17                                                               168,746             186,478                 186,478
FHA 9% 08/01/17                                                                47,184              52,508                  52,508
FHA 9% 06/01/09                                                                13,295              14,129                  14,129
FHLMC 9% 09/01/09                                                              28,770              31,556                  31,556
FHLMC 9% 02/01/10                                                              12,483              13,758                  13,758
FHLMC 8% 07/01/09                                                               2,339               2,515                   2,515
FHLMC 8.75% 06/01/16                                                            3,326               3,702                   3,702
FHLMC 8.75% 9/1/16                                                             22,994              25,429                  25,429
FHLMC 8% 05/01/17                                                              75,075              81,943                  81,943
FHLMC 8.75% 05/01/17                                                           48,689              53,844                  53,844
FHLMC 8% 06/01/17                                                             150,256             164,002                 164,002
FHLMC 8.75% 07/01/17                                                           48,616              54,112                  54,112
FHLMC 8% 09/01/03                                                               2,563               2,587                   2,587
FHLMC 8.75% 01/01/17                                                           35,694             $39,730                 $39,730
FHLMC 8% 02/01/17                                                              16,876              18,411                  18,411
FHLMC 9% 10/01/16                                                               2,916               3,259                   3,259
FHLMC 8.75% 02/01/17                                                           64,971              72,364                  72,364


                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
FHLMC 8% 05/01/17                                                              39,351              42,951                  42,951
FHLMC 8.5% 09/01/17                                                           175,428             192,044                 192,044
FHLMC 8.5% 11/01/18                                                            30,153              33,008                  33,008
FHLMC 8% 11/01/19                                                               5,759               6,279                   6,279
FHLMC 9% 09/01/20                                                              74,367              83,165                  83,165
FH 10% 09/01/16                                                                96,949             110,314                 110,314
FANNIE DISC NT 0% 6/12/03                                                  45,000,000          44,985,105              44,985,105
FNMA 8% 02/25/22                                                              573,285             612,505                 612,505
FNGL 11.25% 05/01/14                                                           20,651              24,245                  24,245
FNGL 12.5% 05/01/15                                                           336,930             401,732                 401,732
FNMA 9.0% 06/01/09                                                             80,414              88,058                  88,058
FNCI 10.5% 05/01/04                                                               369                 386                     386
FNCL 9% 10/01/19                                                               46,601              52,070                  52,070
FNCL 7.5% 11/01/22                                                             14,438              15,465                  15,465
FNCL 9% 12/01/16                                                               13,243              13,724                  13,724
FNCL 9% 02/01/17                                                                8,768               9,799                   9,799
FNCI 10.5% 02/01/04                                                             1,788               1,821                   1,821
FNCI 10.5% 05/01/04                                                             3,409               3,565                   3,565
FNCL 8.5% 11/01/21                                                             87,856              96,293                  96,293
FNCL 8% 03/01/23                                                               36,851              40,221                  40,221
FNCL 7.5% 09/01/22                                                            125,436             134,361                 134,361
FNCL 8% 02/01/23                                                               55,780              60,969                  60,969
FNCL 7.5% 09/01/30                                                            700,685             745,121                 745,121
FNCL 8.5% 09/01/23                                                             72,136              79,191                  79,191
FNCA 8% 12/01/17                                                               70,110              75,280                  75,280
FNCL 7.5% 07/01/31                                                          1,441,919           1,533,404               1,533,404
FNCL 7.5% 09/01/30                                                          1,003,887           1,067,552               1,067,552
FNCL 6.5% 05/01/32                                                          1,530,272          $1,595,313              $1,595,313
FNMA 6% 09/01/17                                                           12,632,100          13,165,303              13,165,303
FNCX 5.5% 11/01/09                                                          4,163,963           4,308,159               4,308,159
FNGL 10% 06/01/21                                                              43,991              51,132                  51,132
FNCL 6% 12/01/28                                                            4,526,406           4,709,389               4,709,389
FNCI 9.5% 09/01/11                                                            172,819             183,626                 183,626



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
FNMA 6.5% 12/01/12                       39,569          $41,666                                                           41,666
FNCI 14% 11/01/12                                                              16,677              19,626                  19,626
FNMA 6.5% 02/01/28                      202,863          211,630                                                          211,630
FNCL 6.5% 02/01/28                                                            463,383             483,407                 483,407
FNCL 6% 08/01/28                                                              368,330             383,220                 383,220
FNCL 6% 08/01/28                                                              350,463             364,631                 364,631
FNCL 6% 12/01/28                                                            1,995,993           2,076,683               2,076,683
FNMA 6% 11/01/28                                                            2,442,685           2,550,222               2,550,222
FNCL 6% 01/01/29                                                            1,976,115           2,056,001               2,056,001
FNCL 6% 02/01/29                                                            1,497,327           1,557,857               1,557,857
FNMA 30YR 6.5 03/01/29                                                      4,781,307           4,986,494               4,986,494
FNCL 6.5% 05/01/29                                                            949,187             989,920                 989,920
FNCI 7.00% 12/01/15                                                         1,164,274           1,240,626               1,240,626
FNCI 6.5% 04/01/16                                                          1,818,140           1,910,007               1,910,007
FNCI 6% 05/01/16                                                            2,284,028           2,380,353               2,380,353
FNCL 6.5% 06/01/32                                                          1,819,522           1,896,857               1,896,857
FNCL 7% 01/01/31                                                              330,133             347,874                 347,874
FNCL 7% 08/01/31                                                              217,955             229,668                 229,668
FNCL 6% 06/01/31                                                            3,253,471           3,382,029               3,382,029
FNCL 6.5% 07/01/31                                                          2,231,374           2,326,253               2,326,253
FNCL 7% 09/01/31                                                            4,417,700           4,655,103               4,655,103
FNCL 6% 01/01/32                                                            4,123,564           4,286,502               4,286,502
FNCL 7.5% 05/01/32                                                          4,044,145           4,300,710               4,300,710
GNMA #570506 6.5% 12/15/31            1,671,415        1,753,073                                                        1,753,073
GNMA #582182 6.5% 01/15/32            2,485,385        2,606,540                                                        2,606,540
GNMA #584343 6.5% 4/15/32             6,301,321       $6,608,491                                                       $6,608,491
GNMA #587684 7% 06/15/32              6,744,584        7,109,050                                                        7,109,050
GNSF 9% 11/15/04                                                                4,052              $4,202                   4,202
GNSF 9% 12/15/04                                                                2,519               2,612                   2,612
GNSF 9% 01/15/05                                                                2,008               2,115                   2,115
G2SF 8% 07/20/22                                                               72,354              78,569                  78,569
G2SF 12.5% 10/20/13                                                               265                 316                     316
G2SF 12.5% 12/20/13                                                             3,079               3,670                   3,670



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
G2SF 12.5% 04/20/14                                                            14,680              17,568                  17,568
G2SF 9% 08/20/22                                                               55,359              61,541                  61,541
G2SF 12.5% 06/20/14                                                             1,256               1,503                   1,503
G2SF 13.5% 08/20/14                                                               333                 406                     406
G2SF 9% 09/20/22                                                               46,418              51,602                  51,602
G2SF 13% 10/20/14                                                              13,061              15,724                  15,724
G2SF 13.5% 10/20/14                                                            14,375              17,530                  17,530
G2SF 12.5% 09/20/14                                                             1,718               2,056                   2,056
G2SF 13.5% 09/20/14                                                             6,968               8,497                   8,497
G2SF 13% 12/20/14                                                              17,455              21,070                  21,070
G2SF 12.5% 11/20/14                                                             2,007               2,402                   2,402
G2SF 13.5% 12/20/14                                                             4,660               5,682                   5,682
G2SF 12.5% 01/20/15                                                             6,099               7,292                   7,292
G2SF 13.5% 01/20/15                                                             2,372               2,901                   2,901
G2SF 13.5% 03/20/15                                                             4,986               6,098                   6,098
G2SF 12.5% 05/20/15                                                            24,771              29,724                  29,724
G2SF 12.5% 06/20/15                                                             5,529               6,635                   6,635
G2SF 13% 06/20/15                                                               2,241               2,713                   2,713
G2SF 13.5% 06/20/15                                                             4,220               5,161                   5,161
G2SF 12.5% 07/20/15                                                             6,794               8,153                   8,153
G2SF 12.5% 09/20/15                                                             3,341               4,009                   4,009
G2SF 12.5% 11/20/15                                                             7,088               8,506                   8,506
G2SF 12.5% 01/20/16                                                            11,503              13,834                  13,834
G2SF 9.00% 08/20/16                     226,062         $251,465              167,782            $186,635                $438,100
G2SF 8.5% 03/20/17                                                             93,698             102,928                 102,928
G2SF 8.5% 05/20/17                                                             95,858             105,301                 105,301
G2SF 8% 05/20/24                                                                2,282               2,476                   2,476
G2SF 9% 12/20/21                                                               15,714              17,484                  17,484
G2SF 9% 01/20/22                                                               27,461              30,528                  30,528
G2SF 8% 02/20/22                                                               23,196              25,188                  25,188
G2SF 8% 03/20/23                                                               14,408              15,638                  15,638
G2SF 8% 05/20/23                                                                3,095               3,359                   3,359
G2JO 10.5% 04/20/04                                                             4,065               4,229                   4,229



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
G2J0 11.50% 06/20/04                                                            3,885               3,963                   3,963
G2SF 8.5% 07/20/23                                                             15,474              16,862                  16,862
G2SF 8% 07/20/23                                                                2,190               2,377                   2,377
G2SF 9% 01/20/20                                                                5,099               5,676                   5,676
G2SF 8% 09/20/23                                                               31,455              34,140                  34,140
G2SF 8% 10/20/23                                                              101,838             110,532                 110,532
G2SF 8% 11/20/23                                                               24,134              26,195                  26,195
GNMA II #2657 6% 10/20/28             3,926,682        4,099,743                                                        4,099,743
GNMA II #2673 6.5% 11/20/28           1,117,021        1,166,652                                                        1,166,652
GNMA II #2564 7% 03/20/28               213,899          224,896                                                          224,896
GNMA II #2548 7% 02/20/28               117,352          123,386                                                          123,386
GNMA II #2716 7% 02/20/29               486,768          511,404                                                          511,404
G2SF 6% 07/20/29                                                            5,061,115           5,281,681               5,281,681
GNMA 7% 09/20/29                        528,079          554,806                                                          554,806
GNMA II #2882 7% 02/20/30             1,069,123        1,122,829                                                        1,122,829
GNMA II #2922 8% 05/20/30               973,372        1,042,849                                                        1,042,849
GNMA II #2897 8% 03/20/30             1,195,321        1,280,641                                                        1,280,641
GNMA II #2971 7% 09/20/30             1,291,444        1,356,318                                                        1,356,318
GNMA II #2972 7.5% 09/20/30           1,218,231        1,288,551                                                        1,288,551
GNMA II #2979 7% 09/20/15               968,052        1,035,913                                                        1,035,913
GNMA II #2980 7.5% 09/20/15             224,550          241,489                                                          241,489
GNMA II #3151 7% 10/20/31             2,166,668       $2,274,891                                                       $2,274,891
G2GP 12.75% 12/20/13                                                            4,808              $5,734                   5,734
G2GP 12.75% 08/20/14                                                            2,795               3,345                   3,345
G2GP 9.25% 12/20/16                                                            42,867              47,826                  47,826
GNSF 9% 12/15/04                                                                5,470               5,671                   5,671
GNSF 9% 10/15/04                                                                1,287               1,334                   1,334
GNSF 9% 01/15/05                                                                4,452               4,692                   4,692
GNMA #5147 7.25% 11/15/04                10,375           10,612                                                           10,612
GNSF 9% 02/15/05                                                                5,680               5,985                   5,985
GNSF 8.25% 01/15/05                                                             5,986               6,278                   6,278
GNSF 9.0% 03/15/05                                                              5,302               5,587                   5,587
GNSF 8.25% 07/15/06                                                             9,133               9,716                   9,716



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 8.25% 04/15/06                                                               219                 233                     233
GNSF 8.25% 04/15/06                                                            10,411              11,076                  11,076
GNSF 8.25% 05/15/06                                                             2,841               3,023                   3,023
GNSF 8.25% 03/15/06                                                             9,648              10,264                  10,264
GNSF 8.25% 05/15/06                                                             6,795               7,229                   7,229
GNSF 8.25% 05/15/06                                                             3,493               3,716                   3,716
GNSF 8.25% 07/15/06                                                            10,131              10,778                  10,778
GNMA 7.5% 04/15/23                                                             59,731              63,943                  63,943
GNMA 7.5% 10/15/23                                                              5,681               6,081                   6,081
GNSF 7.5% 02/15/23                                                             10,658              11,409                  11,409
GNMA #348778 7.5% 04/15/23               67,708           72,483                                                           72,483
GNSF 8.0% 05/15/23                                                             27,045              29,624                  29,624
GNMA #352143 7.5% 07/15/23                3,900            4,175                                                            4,175
GNMA #352144 7.5% 07/15/23               50,536           54,100                                                           54,100
GNMA #352189 7.5% 04/15/23                3,267            3,497                                                            3,497
GNMA #352217 7.5% 04/15/23              920,764          985,694                                                          985,694
GNMA #352724 7.5% 08/15/23               44,368           47,497                                                           47,497
GNMA #353023 7.5% 06/15/24               49,911           53,385                                                           53,385
GNMA #353185 7.5% 07/15/23              753,207          806,321                                                          806,321
GNMA 7.0% 10/15/23                                                            105,457            $111,913                $111,913
GNMA #354106 7.5% 05/15/23                7,518           $8,048                                                            8,048
GNMA 7% 08/15/23                                                                5,652               5,998                   5,998
GNMA #357235 7.5% 10/15/23              156,520          167,557                                                          167,557
GNMA #358308 7.5% 01/15/24               58,580           62,657                                                           62,657
GNMA #358845 7.5% 10/15/23               38,436           41,146                                                           41,146
GNMA #359600 7.5% 07/15/23               12,658           13,550                                                           13,550
GNSF 7.5% 09/15/23                                                             54,063              57,875                  57,875
GNMA #362619 7.5% 10/15/23               57,993           62,082                                                           62,082
GNMA #364258 7.5% 07/15/23               10,606           11,354                                                           11,354
GNMA #369696 7.5% 02/15/24               49,750           53,213                                                           53,213
GNSF 7.0% 10/15/23                                        48,020               50,959                                      50,959
GNMA #370019 7.5% 10/15/23               20,202           21,627                                                           21,627
GNSF 7.0% 11/15/23                                                              9,771              10,369                  10,369



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNMA #371816 7.5% 06/15/24               30,251           32,357                                                           32,357
GNMA #374876 7.5% 01/15/24               58,909           63,008                                                           63,008
GNMA #384077 8% 04/15/24                187,548          205,355                                                          205,355
GNSF 9.0% 09/15/08                                                             68,313              74,253                  74,253
GNSF 8.25% 06/15/08                                                             2,565               2,763                   2,763
GNSF 9.0% 12/15/08                                                             18,590              20,206                  20,206
GNSF 9.0% 12/15/08                                                             39,030              42,424                  42,424
GNSF 9.0% 10/15/08                                                              2,143               2,329                   2,329
GNSF 9.0% 12/15/08                                                             22,321              24,262                  24,262
GNSF 9.0% 10/15/08                                                             32,287              35,095                  35,095
GNSF 9.0% 10/15/08                                                             10,023              10,894                  10,894
GNSF 8.25% 07/15/08                                                            23,726              25,563                  25,563
GNSF 8.25% 06/15/08                                                            30,466              32,825                  32,825
GNSF 9.0% 09/15/08                                                             13,320              14,479                  14,479
GNSF 9.0% 09/15/08                                                             15,032              16,340                  16,340
GNSF 9.0% 12/15/08                                                                939                 928                     928
GNSF 8.75% 08/15/08                                                            77,418              83,874                  83,874
GNSF 9.0% 10/15/08                                                             21,533             $23,405                 $23,405
GNSF 9.0% 10/15/08                                                             18,998              20,649                  20,649
GNSF 9.0% 09/15/08                                                             17,172              18,665                  18,665
GNSF 9.0% 12/15/08                                                              9,971              10,838                  10,838
GNSF 9.0% 10/15/08                                                                446                 484                     484
GNSF 9.0% 11/15/08                                                              4,344               4,721                   4,721
GNSF 9.0% 10/15/08                                                             42,269              45,944                  45,944
GNSF 9.0% 12/15/08                                                              2,765               3,006                   3,006
GNSF 9.0% 03/15/09                                                             55,497              60,729                  60,729
GNSF 9.0% 12/15/08                                                              7,975               8,669                   8,669
GNSF 9.0% 03/15/09                                                             95,264             104,246                 104,246
GNSF 9.0% 12/15/08                                                             19,398              21,085                  21,085
GNSF 9.0% 02/15/09                                                             10,025              10,971                  10,971
GNSF 9.0% 01/15/09                                                              6,942               7,597                   7,597
GNSF 9.0% 12/15/08                                                              3,022               3,285                   3,285
GNSF 9.0% 06/15/09                                                             28,628              31,327                  31,327



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 9.0% 02/15/09                                                             11,006              12,044                  12,044
GNSF 9.0% 05/15/09                                                             15,831              17,323                  17,323
GNSF 9.0% 02/15/09                                                             11,547              12,636                  12,636
GNSF 9.0% 02/15/09                                                             17,293              18,924                  18,924
GNSF 8.5% 09/15/24                                                              2,039               2,236                   2,236
GNMA #385654 8% 04/15/24                 47,970          $52,524                                                           52,524
GNMA #388741 7.5% 04/15/24               55,443           59,302                                                           59,302
GNSF 9.0% 05/15/09                                                             14,254              15,598                  15,598
GNSF 9.0% 04/15/09                                                             19,226              21,039                  21,039
GNSF 9.0% 05/15/09                                                             18,403              20,138                  20,138
GNSF 9.0% 04/15/09                                                              1,723               1,886                   1,886
GNSF 9.0% 03/15/09                                                              1,976               2,163                   2,163
GNSF 9.0% 06/15/09                                                              6,020               6,587                   6,587
GNSF 9.0% 05/15/09                                                             15,496              16,957                  16,957
GNSF 9.0% 08/15/09                                                              5,282               5,780                   5,780
GNSF 12.5% 05/15/10                                                             1,373              $1,621                  $1,621
GNSF 12.5% 05/15/10                                                               376                 431                     431
GNSF 13.5% 05/15/10                                                               509                 559                     559
GNSF 12.5% 04/15/10                                                               260                 307                     307
GNSF 12.5% 06/15/10                                                               839                 971                     971
GNSF 13.5% 05/15/10                                                            11,822              14,196                  14,196
GNSF 12.5% 05/15/10                                                               276                 320                     320
GNSF 13.5% 07/15/10                                                            13,133              15,770                  15,770
GNSF 13.5% 06/15/10                                                               762                 900                     900
GNSF 12.5% 04/15/10                                                               497                 587                     587
GNSF 12.5% 04/15/10                                                             4,845               5,721                   5,721
GNSF 13.5% 05/15/10                                                             8,264               9,924                   9,924
GNSF 13.5% 05/15/10                                                            20,598              24,734                  24,734
GNSF 12.5% 06/15/10                                                             5,723               6,757                   6,757
GNSF 13.5% 06/15/10                                                               425                 510                     510
GNSF 13.5% 05/15/10                                                            11,811              14,183                  14,183
GNSF 12.5% 05/15/10                                                               102                 120                     120
GNSF 12.5% 09/15/10                                                            30,942              36,531                  36,531



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12.5% 05/15/10                                                            12,824              15,140                  15,140
GNSF 13.5% 05/15/10                                                             6,064               7,282                   7,282
GNSF 12.5% 07/15/10                                                             1,713               2,023                   2,023
GNSF 7.0% 04/15/28                                                            489,254             516,396                 516,396
GNMA #412663 8% 09/15/26                515,417         $561,002                                                          561,002
GNMA #412760 8.75% 06/15/25              35,247           38,997                                                           38,997
GNMA #419305 7% 12/15/10                281,215          301,931                                                          301,931
GNSF 12.5% 06/15/10                                                             2,028               2,395                   2,395
GNSF 12.5% 05/15/10                                                             9,789              11,557                  11,557
GNSF 13.5% 05/15/10                                                               959               1,038                   1,038
GNSF 12.5% 05/15/10                                                            48,630              57,414                  57,414
GNSF 12.5% 06/15/10                                                               387                 457                     457
GNSF 12.5% 05/15/10                                                             3,338               3,872                   3,872
GNSF 12.5% 07/15/10                                                             2,454              $2,897                  $2,897
GNSF 12.5% 07/15/10                                                             7,287               8,603                   8,603
GNSF 12.5% 06/15/10                                                             4,644               5,483                   5,483
GNSF 12.5% 04/15/10                                                             1,388               1,639                   1,639
GNSF 13.5% 05/15/10                                                             2,823               3,390                   3,390
GNSF 13.5% 07/15/10                                                             4,909               5,895                   5,895
GNSF 13.5% 05/15/10                                                             1,037               1,245                   1,245
GNSF 12.5% 04/15/10                                                             3,017               3,562                   3,562
GNSF 13.5% 06/15/10                                                             3,403               4,086                   4,086
GNSF 12.5% 09/15/10                                                            32,108              37,907                  37,907
GNSF 12.5% 04/15/10                                                               193                 228                     228
GNSF 12.5% 05/15/10                                                             3,372               3,981                   3,981
GNSF 13.5% 06/15/10                                                             3,927               4,716                   4,716
GNSF 13.5% 05/15/10                                                             4,059               4,874                   4,874
GNSF 13.5% 05/15/10                                                               634                 686                     686
GNSF 13.5% 06/15/10                                                             1,443               1,732                   1,732
GNSF 12.5% 04/15/10                                                            25,214              29,768                  29,768
GNSF 12.5% 04/15/10                                                            16,945              20,006                  20,006
GNSF 12.5% 05/15/10                                                             2,130               2,514                   2,514
GNSF 13.5% 06/15/10                                                            11,130              13,365                  13,365



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12.5% 07/15/10                                                               785                 927                     927
GNSF 12.5% 04/15/10                                                            19,776              23,348                  23,348
GNSF 13.5% 05/15/10                                                             3,378               4,056                   4,056
GNSF 12.5% 06/15/10                                                             1,351               1,464                   1,464
GNSF 13.5% 07/15/10                                                             3,432               4,121                   4,121
GNSF 12.5% 05/15/10                                                             7,367               8,697                   8,697
GNMA 13.5% 05/15/10                                                             6,452               7,747                   7,747
GNMA 12.5% 11/15/10                                                            13,501              15,939                  15,939
GNMA 13.5% 05/15/10                                                             4,170               5,008                   5,008
GNMA 13.5% 06/15/10                                                             5,690               6,832                   6,832
GNMA 12.5% 10/15/10                                                            57,062              66,177                  66,177
GNMA 13.5% 06/15/10                                                               945              $1,135                  $1,135
GNMA 13.5% 05/15/10                                                            10,205              12,255                  12,255
GNMA 13.5% 07/15/10                                                             3,432               4,121                   4,121
GNMA 12.5% 07/15/10                                                             7,694               9,084                   9,084
GNMA 13.5% 06/15/10                                                             9,351              11,229                  11,229
GNMA 12.5% 12/15/10                                                            41,971              49,552                  49,552
GNMA 12.5% 12/15/10                                                            10,461              12,351                  12,351
GNMA 13% 03/15/11                                                                 186                 222                     222
GNMA 12.5% 05/15/10                                                             7,537               8,898                   8,898
GNMA 12.5% 07/15/10                                                               209                 247                     247
GNMA 12.5% 01/15/11                                                               460                 546                     546
GNMA 13.5% 08/15/10                                                             3,930               4,719                   4,719
GNMA 12.5% 11/15/10                                                            27,767              32,782                  32,782
GNMA 12.5% 11/15/10                                                               877               1,036                   1,036
GNMA 15% 06/15/11                                                               3,014               3,737                   3,737
GNMA 13% 02/15/11                                                                 672                 805                     805
GNMA 12.5% 12/15/10                                                             9,255              10,927                  10,927
GNMA 12.5% 12/15/10                                                             1,359               1,604                   1,604
GNMA 12.5% 12/15/10                                                             1,425               1,682                   1,682
GNMA 12.5% 11/15/10                                                             2,249               2,655                   2,655
GNMA 13.5% 07/15/10                                                            31,903              38,309                  38,309
GNMA 13% 03/15/11                                                               3,501               4,193                   4,193



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 9% 10/15/10                                                               35,192              38,694                  38,694
GNSF 12.5% 11/15/10                                                             2,490               2,940                   2,940
GNSF 12.5% 12/15/10                                                            33,511              39,564                  39,564
GNSF 12.5% 11/15/10                                                               817                 965                     965
GNSF 12.5% 12/15/10                                                             6,935               8,187                   8,187
GNSF 12.5% 02/15/11                                                               412                 490                     490
GNSF 15% 07/15/11                                                               2,270               2,815                   2,815
GNSF 12.5% 12/15/10                                                            25,585              30,206                  30,206
GNSF 13.0% 04/15/11                                                             1,350               1,593                   1,593
GNSF 15.0% 09/15/11                                                            22,633             $28,063                 $28,063
GNSF 13.5% 09/15/10                                                            19,677              23,628                  23,628
GNSF 12.5% 12/15/10                                                            10,405              12,285                  12,285
GNSF 12.5% 11/15/10                                                               652                 769                     769
GNSF 13% 02/15/11                                                               4,407               5,277                   5,277
GNSF 13% 01/15/11                                                              13,445              16,101                  16,101
GNSF 13% 04/15/11                                                              55,546              66,522                  66,522
GNSF 14% 06/15/11                                                               8,597              10,477                  10,477
GNSF 13% 04/15/11                                                               7,754               9,286                   9,286
GNSF 12.5% 12/15/10                                                             7,695               9,085                   9,085
GNSF 12.5% 12/15/10                                                               177                 209                     209
GNSF 12.5% 12/15/10                                                             5,698               6,727                   6,727
GNSF 12.5% 11/15/10                                                             1,554               1,835                   1,835
GNSF 12.5% 11/15/10                                                             5,600               6,081                   6,081
GNSF 12.5% 12/15/10                                                             9,614              11,350                  11,350
GNSF 12.5% 11/15/10                                                             4,843               5,718                   5,718
GNSF 13% 02/15/11                                                               7,425               8,893                   8,893
GNSF 13% 03/15/11                                                                 238                 285                     285
GNSF 13% 05/15/11                                                               1,321               1,581                   1,581
GNSF 12.5% 08/15/10                                                               688                 807                     807
GNSF 13.5% 08/15/10                                                             2,482               2,980                   2,980
GNSF 13% 01/15/11                                                                  72                  79                      79
GNSF 12.5% 12/15/10                                                            12,039              14,213                  14,213
GNSF 14.0% 06/15/11                                                             4,903               5,975                   5,975



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 13% 02/15/11                                                                 872               1,005                   1,005
GNSF 14% 06/15/11                                                               6,157               7,503                   7,503
GNSF 9% 01/15/10                                                               27,875              30,649                  30,649
GNSF 12.5% 01/15/11                                                             3,182               3,781                   3,781
GNSF 13% 04/15/11                                                              21,811              26,120                  26,120
GNSF 12.5% 12/15/10                                                            26,737              31,566                  31,566
GNSF 12.5% 12/15/10                                                               921               1,071                   1,071
GNSF 13% 03/15/11                                                               7,374              $8,831                  $8,831
GNSF 13.0% 03/15/11                                                               407                 487                     487
GNSF 14.0% 06/15/11                                                             6,888               8,394                   8,394
GNSF 14% 06/15/11                                                              13,162              16,041                  16,041
GNSF 13.5% 05/15/11                                                               943               1,140                   1,140
GNSF 13.0% 02/15/11                                                               823                 986                     986
GNSF 14.0% 06/15/11                                                             9,181              11,189                  11,189
GNSF 13.5% 04/15/11                                                               965               1,167                   1,167
GNSF 14.0% 07/01/81                                                             6,565               8,001                   8,001
GNSF 14.0% 05/15/11                                                             7,686               9,367                   9,367
GNSF 15.0% 08/15/11                                                             6,048               7,499                   7,499
GNSF 15.0% 09/15/11                                                               136                 169                     169
GNSF 12.5% 11/15/10                                                            15,187              17,930                  17,930
GNSF 14.0% 06/15/11                                                            29,517              35,973                  35,973
GNSF 12.5% 10/15/10                                                             2,730               3,223                   3,223
GNSF 15.0% 07/15/11                                                             8,214              10,184                  10,184
GNSF 12.5% 11/15/10                                                             6,723               7,938                   7,938
GNSF 12.5% 11/15/10                                                            16,644              19,650                  19,650
GNSF 15.0% 07/15/11                                                             4,706               5,835                   5,835
GNSF 13.0% 04/15/11                                                             4,163               4,986                   4,986
GNSF 13.0% 04/15/11                                                             3,851               4,612                   4,612
GNSF 14.0% 06/15/11                                                            16,866              20,555                  20,555
GNSF 14.0% 06/15/11                                                            12,950              15,783                  15,783
GNSF 15.0% 07/15/11                                                             2,002               2,482                   2,482
GNSF 13.0% 03/15/11                                                             1,459               1,747                   1,747
GNSF 12.5% 12/15/10                                                            22,551              26,624                  26,624



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 13.0% 04/15/11                                                               200                 240                     240
GNSF 12.5% 11/15/10                                                             3,870               4,569                   4,569
GNSF 12.5% 11/15/10                                                               160                 188                     188
GNSF 12.5% 12/15/10                                                            10,141              11,972                  11,972
GNSF 13.0% 02/15/11                                                             5,151               6,168                   6,168
GNSF 15.0% 08/15/11                                                             2,196              $2,723                  $2,723
GNSF 13.5% 05/15/11                                                               147                 178                     178
GNSF 13.5% 05/15/11                                                               472                 571                     571
GNSF 12.5% 12/15/10                                                            33,795              39,899                  39,899
GNSF 13.0% 02/15/11                                                             1,118               1,339                   1,339
GNSF 13.0% 02/15/11                                                             1,641               1,965                   1,965
GNSF 13.5% 04/15/11                                                             5,659               6,841                   6,841
GNSF 15.0% 07/15/11                                                             5,508               6,830                   6,830
GNSF 12.5% 01/15/11                                                             5,530               6,570                   6,570
GNSF 15.0% 09/15/11                                                            12,081              14,979                  14,979
GNSF 14.0% 06/15/11                                                            52,479              63,959                  63,959
GNSF 13.0% 04/15/11                                                             1,444               1,729                   1,729
GNSF 13.0% 02/15/11                                                            12,138              14,537                  14,537
GNSF 13.0% 04/15/11                                                             6,681               8,001                   8,001
GNSF 12.5% 01/15/11                                                            29,235              34,731                  34,731
GNSF 12.5% 12/15/10                                                             2,994               3,534                   3,534
GNSF 12.5% 12/15/10                                                            47,494              56,029                  56,029
GNSF 13.5% 04/15/11                                                            11,876              14,359                  14,359
GNSF 13% 04/15/11                                                                  94                 104                     104
GNSF 14% 06/15/11                                                               7,666               9,343                   9,343
GNSF 13.5% 05/15/11                                                             2,206               2,667                   2,667
GNSF 13% 04/15/11                                                                 410                 491                     491
GNSF 14% 06/15/11                                                               5,929               7,226                   7,226
GNSF 13.5% 05/15/11                                                             7,519               9,091                   9,091
GNSF 14% 06/15/11                                                              21,558              26,274                  26,274
GNSF 9% 11/15/10                                                               41,132              45,226                  45,226
GNSF 12.5% 12/15/10                                                            28,066              33,135                  33,135
GNSF 12.5% 01/15/11                                                            20,585              24,455                  24,455



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 15% 07/15/11                                                               9,824              12,181                  12,181
GNSF 13% 04/15/11                                                               1,810               2,168                   2,168
GNSF 11.5% 03/15/11                                                             4,701               5,496                   5,496
GNSF 15% 09/15/11                                                               2,422              $3,002                  $3,002
GNSF 15% 07/15/11                                                               4,232               5,247                   5,247
GNSF 15% 07/15/11                                                               3,897               4,832                   4,832
GNSF 13% 03/15/11                                                              13,290              15,916                  15,916
GNSF 13% 04/15/11                                                               3,586               4,294                   4,294
GNSF 13.5% 05/15/11                                                             5,572               6,737                   6,737
GNSF 14% 06/15/11                                                               6,386               7,783                   7,783
GNSF 13% 04/15/11                                                               4,294               5,142                   5,142
GNSF 15% 06/15/11                                                               5,219               6,470                   6,470
GNSF 13.5% 05/15/11                                                             5,274               6,377                   6,377
GNSF 14% 06/15/11                                                               5,287               6,443                   6,443
GNSF 14% 02/15/12                                                              22,601              27,700                  27,700
GNSF 14% 06/15/11                                                              41,433              50,496                  50,496
GNSF 13% 04/15/11                                                               6,198               7,423                   7,423
GNSF 13.5% 05/15/11                                                             2,536               3,066                   3,066
GNSF 14% 06/15/11                                                               8,659               9,730                   9,730
GNSF 14% 06/15/11                                                              19,506              23,773                  23,773
GNSF 13.5% 05/15/11                                                             8,343              10,087                  10,087
GNSF 13.5% 05/15/11                                                             1,266               1,530                   1,530
GNSF 13.5% 05/15/11                                                            13,355              16,147                  16,147
GNSF 14% 06/15/11                                                               7,257               8,844                   8,844
GNMA #427794 7% 01/15/28              1,611,752       $1,701,169                                                        1,701,169
GNMA #433881 6.5% 07/15/28              138,081          145,015                                                          145,015
GNSF 7.0% 01/15/31                    1,419,350        1,496,009            1,013,796           1,068,551               2,564,560
GNSF 15% 07/15/11                                                               4,033               5,000                   5,000
GNSF 15% 06/15/11                                                              18,867              23,393                  23,393
GNSF 15% 02/15/12                                                               6,140               7,658                   7,658
GNSF 14% 07/15/11                                                              12,258              14,939                  14,939
GNSF 15% 09/15/11                                                               4,113               5,099                   5,099
GNSF 14% 05/15/11                                                              28,043              34,177                  34,177



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 13% 05/15/11                                                                 725                 868                     868
GNSF 15% 08/15/11                                                                 343                $425                    $425
GNSF 15% 07/15/11                                                               1,963               2,434                   2,434
GNSF 15% 08/15/11                                                                  54                  67                      67
GNSF 13% 04/15/11                                                              20,677              24,762                  24,762
GNSF 15% 06/15/11                                                               5,026               6,231                   6,231
GNSF 14% 06/15/11                                                               7,345               8,952                   8,952
GNSF 15% 07/15/11                                                              19,805              24,556                  24,556
GNSF 14% 03/15/12                                                               1,675               2,053                   2,053
GNSF 14% 06/15/11                                                              10,217              12,452                  12,452
GNSF 14%  06/15/11                                                             26,720              32,564                  32,564
GNSF 15% 07/15/11                                                               8,606              10,322                  10,322
GNSF 15% 07/15/11                                                               8,397              10,411                  10,411
GNSF 15% 02/15/12                                                              19,195              23,943                  23,943
GNSF 15% 07/15/11                                                              26,924              33,382                  33,382
GNSF 15% 02/15/12                                                               4,917               6,133                   6,133
GNSF 13% 07/15/11                                                              12,656              15,157                  15,157
GNSF 13.5% 05/15/11                                                             8,031               9,710                   9,710
GNSF 15% 08/15/11                                                               3,207               3,976                   3,976
GNSF 14% 06/15/11                                                               5,604               6,830                   6,830
GNSF 12.5% 03/15/11                                                             3,327               3,952                   3,952
GNSF 15% 08/15/11                                                              10,690              13,254                  13,254
GNSF 13.5% 05/15/11                                                             7,132               8,623                   8,623
GNSF 15% 08/15/11                                                              11,154              12,961                  12,961
GNSF 15% 10/15/11                                                               5,129               6,359                   6,359
GNSF 15% 07/15/11                                                               1,654               2,051                   2,051
GNSF 14% 07/15/11                                                               2,669               3,253                   3,253
GNSF 13.5% 05/15/11                                                             1,858               2,246                   2,246
GNSF 16% 11/15/11                                                               3,503               4,328                   4,328
GNSF 15% 7/15/11                                                                6,800               8,431                   8,431
GNSF 15% 09/15/11                                                               8,433              10,456                  10,456
GNSF 13.5% 05/15/11                                                            14,039              16,975                  16,975
GNMA 14.0% 6/15/11                                                              9,849             $12,004                 $12,004



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 13.5% 05/15/11                                                               492                 595                     595
GNSF 12.5% 01/15/11                                                             3,338               3,966                   3,966
GNSF 13% 02/15/12                                                              35,178              42,349                  42,349
GNSF 15% 08/15/11                                                              31,371              38,897                  38,897
GNSF 15% 02/15/12                                                              19,587              24,432                  24,432
GNSF 14% 07/15/11                                                               7,553               8,514                   8,514
GNSF 14% 07/15/11                                                               4,503               5,488                   5,488
GNSF 15% 06/15/12                                                               1,802               2,248                   2,248
GNSF 15% 08/15/11                                                                 656                 749                     749
GNSF 13% 04/15/11                                                               2,432               2,825                   2,825
GNSF 15% 08/15/11                                                               1,723               1,971                   1,971
GNSF 15% 06/15/12                                                               4,820               6,012                   6,012
GNSF 15% 12/15/11                                                              13,297              16,486                  16,486
GNSF 15% 05/15/12                                                              19,995              24,941                  24,941
GNSF 15% 12/15/11                                                              13,525              16,770                  16,770
GNSF 15% 02/15/12                                                               8,610              10,739                  10,739
GNSF 15% 09/15/11                                                              12,003              14,882                  14,882
GNSF 14% 06/15/11                                                              25,726              31,353                  31,353
GNSF 15% 09/15/11                                                               6,179               7,661                   7,661
GNSF 13.5% 08/15/11                                                            10,048              12,148                  12,148
GNSF 15% 06/15/12                                                              16,463              20,536                  20,536
GNSF 15% 08/15/12                                                               2,051               2,539                   2,539
GNSF 15% 05/15/12                                                               6,450               8,045                   8,045
GNSF 15% 09/15/11                                                              26,218              32,508                  32,508
GNSF 15% 07/15/11                                                              22,301              27,651                  27,651
GNSF 15% 05/15/12                                                               4,862               6,064                   6,064
GNSF 14% 07/15/11                                                              13,901              15,741                  15,741
GNSF 15% 02/15/12                                                              17,653              21,832                  21,832
GNSF 15% 08/15/12                                                               7,445               9,286                   9,286
GNSF 15% 01/15/12                                                              10,238              12,771                  12,771
GNSF 15% 03/15/12                                                               2,370              $2,956                  $2,956
GNSF 15% 04/15/12                                                               5,435               6,779                   6,779
GNSF 15% 08/15/12                                                               1,511               1,885                   1,885



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 15% 08/15/12                                                              10,537              13,143                  13,143
GNSF 15% 05/15/12                                                              10,748              13,407                  13,407
GNSF 15% 06/15/12                                                                 191                 239                     239
GNSF 15% 05/15/12                                                              10,916              13,616                  13,616
GNSF 15% 02/15/12                                                              19,442              24,251                  24,251
GNSF 15% 06/15/12                                                               3,629               4,527                   4,527
GNSF 15% 07/15/12                                                              19,621              24,475                  24,475
GNSF 15% 08/15/12                                                              12,067              15,052                  15,052
GNSF 15% 05/15/12                                                               5,945               7,416                   7,416
GNSF 15% 08/15/12                                                               6,493               7,534                   7,534
GNSF 15% 11/15/11                                                                 252                 295                     295
GNSF 14% 02/15/12                                                               3,714               4,552                   4,552
GNSF 15% 02/15/12                                                               7,174               8,949                   8,949
GNSF 15% 05/15/12                                                               6,965               8,688                   8,688
GNSF 15% 04/15/12                                                              12,179              15,191                  15,191
GNSF 17% 11/15/11                                                              18,548              23,328                  23,328
GNSF 15% 09/15/12                                                               7,488               9,340                   9,340
GNSF 13.5% 10/15/12                                                             2,668               3,243                   3,243
GNSF 16% 12/15/11                                                               1,042               1,309                   1,309
GNSF 15% 05/15/12                                                              12,154              15,160                  15,160
GNSF 15% 06/15/12                                                              11,151              13,910                  13,910
GNSF 17% 11/15/11                                                              59,346              75,544                  75,544
GNSF 15% 11/15/11                                                                 813               1,008                   1,008
GNSF 15% 09/15/11                                                               9,463              11,732                  11,732
GNSF 15% 08/15/12                                                              13,925              17,370                  17,370
GNSF 15% 08/15/12                                                              11,312              14,110                  14,110
GNSF 15% 02/15/12                                                               6,748               8,418                   8,418
GNSF 15% 05/15/12                                                                 166                 208                     208
GNSF 15% 08/15/12                                                              13,271             $16,553                 $16,553
GNSF 15% 06/15/12                                                              11,382              14,198                  14,198
GNSF 15% 03/15/12                                                               4,012               5,005                   5,005
GNSF 15% 02/15/12                                                               3,971               4,807                   4,807
GNSF 15% 03/15/12                                                               5,415               6,533                   6,533



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 15% 06/15/12                                                              17,331              21,618                  21,618
GNSF 15% 09/15/12                                                               1,609               1,930                   1,930
GNSF 15% 02/15/12                                                               3,001               3,743                   3,743
GNSF 15% 06/15/12                                                               2,385               2,975                   2,975
GNSF 15% 06/15/12                                                               7,169               8,942                   8,942
GNSF 15% 08/15/12                                                               1,767               2,205                   2,205
GNSF 15% 08/15/12                                                              13,149              16,402                  16,402
GNSF 14% 10/15/12                                                               8,266              10,130                  10,130
GNSF 15% 02/15/12                                                              19,232              23,990                  23,990
GNSF 15% 01/15/12                                                                 898               1,120                   1,120
GNSF 15%  07/15/12                                                             26,615              33,199                  33,199
GNSF 15% 02/15/12                                                               1,835               2,108                   2,108
GNSF 15% 12/15/12                                                              21,663              27,021                  27,021
GNSF 13% 11/15/12                                                               2,075               2,498                   2,498
GNSF 15% 03/15/12                                                               2,214               2,761                   2,761
GNSF 15% 09/15/12                                                              13,963              17,417                  17,417
GNSF 15% 08/15/12                                                              20,032              24,987                  24,987
GNSF 15% 07/15/12                                                               2,364               2,749                   2,749
GNSF 11.5% 02/15/13                                                            34,791              40,998                  40,998
GNSF 15% 07/15/12                                                              20,008              24,957                  24,957
GNSF 15% 05/15/12                                                              10,970              13,684                  13,684
GNSF 15% 06/15/12                                                              20,438              25,494                  25,494
GNSF 15% 04/15/12                                                              12,381              15,443                  15,443
GNSF 14% 05/15/12                                                               5,106               6,258                   6,258
GNSF 15% 04/15/12                                                              11,795              14,712                  14,712
GNSF 15% 05/15/12                                                               7,666               9,563                   9,563
GNSF 15% 06/15/12                                                               9,421             $11,751                 $11,751
GNSF 15% 07/15/12                                                               2,084               2,540                   2,540
GNSF 15% 07/15/12                                                               4,164               5,194                   5,194
GNSF 15% 03/15/12                                                               3,461               4,317                   4,317
GNSF 15% 07/15/12                                                               9,229              11,512                  11,512
GNSF 15% 07/15/12                                                               9,158              11,423                  11,423
GNSF 15% 05/15/12                                                              11,307              14,104                  14,104



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 13.5% 12/15/12                                                             2,204               2,680                   2,680
GNSF 13% 12/15/12                                                               8,577              10,326                  10,326
GNSF 15% 09/15/12                                                               9,863              12,303                  12,303
GNSF 15% 09/15/12                                                              10,412              12,987                  12,987
GNSF 15% 08/15/12                                                               5,000               6,237                   6,237
GNSF 15% 08/15/12                                                              13,755              17,157                  17,157
GNSF 15% 07/15/12                                                               6,847               8,541                   8,541
GNSF 15% 06/15/12                                                              10,763              13,426                  13,426
GNSF 15% 07/15/12                                                              20,029              24,983                  24,983
GNSF 15% 07/15/12                                                               6,774               8,450                   8,450
GNSF 15% 05/15/12                                                               4,387               5,472                   5,472
GNSF 15% 05/15/12                                                              11,689              14,580                  14,580
GNSF 15% 08/15/12                                                               4,434               5,530                   5,530
GNSF 13.5% 10/15/12                                                            20,031              24,351                  24,351
GNSF 15% 09/15/12                                                               6,853               8,549                   8,549
GNSF 15% 08/15/12                                                               8,686              10,835                  10,835
GNSF 15% 06/15/12                                                               1,630               2,033                   2,033
GNSF 15% 07/15/12                                                               4,342               5,416                   5,416
GNSF 15% 06/15/12                                                               8,237              10,274                  10,274
GNSF 15% 08/15/12                                                              35,634              44,449                  44,449
GNSF 15% 08/15/12                                                               6,823               8,510                   8,510
GNSF 15% 09/15/12                                                              16,463              20,536                  20,536
GNSF 15% 10/15/12                                                              10,060              12,549                  12,549
GNSF 13.5% 11/15/12                                                             1,618               1,967                   1,967
GNSF 15% 09/15/12                                                               9,819             $11,954                 $11,954
GNSF 12% 01/15/13                                                                 411                 488                     488
GNSF 15% 08/15/12                                                              10,204              12,729                  12,729
GNSF 15% 07/15/12                                                               8,120              10,129                  10,129
GNSF 14.5% 09/15/12                                                             6,750               8,344                   8,344
GNSF 15% 08/15/12                                                              14,625              18,243                  18,243
GNSF 13% 10/15/12                                                               3,738               4,500                   4,500
GNSF 15% 06/15/12                                                               6,337               7,904                   7,904
GNSF 15% 09/15/12                                                              17,413              21,721                  21,721



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 15% 09/15/12                                                               6,266               7,817                   7,817
GNSF 15% 08/15/12                                                              12,656              15,786                  15,786
GNSF 15% 09/15/12                                                               5,930               7,397                   7,397
GNSF 15% 11/15/12                                                              31,688              39,526                  39,526
GNSF 12% 01/15/13                                                               1,944               2,310                   2,310
GNSF 15% 08/15/12                                                              11,245              14,027                  14,027
GNSF 15% 08/15/12                                                               7,158               8,929                   8,929
GNSF 15% 08/15/12                                                              12,356              15,412                  15,412
GNSF 14% 07/15/12                                                               4,659               5,182                   5,182
GNSF 15% 09/15/12                                                              13,526              16,872                  16,872
GNSF 15% 09/15/12                                                              29,445              36,729                  36,729
GNMA #450934 6.5% 07/15/28              356,067         $373,945                                                          373,945
GNMA #464628 6.5% 03/15/29              991,406        1,040,970                                                         1,040,97
GNSF 13.5% 11/15/12                                                             5,273               6,411                   6,411
GNSF 15% 11/15/12                                                               1,366               1,704                   1,704
GNSF 14% 09/15/12                                                              37,916              46,470                  46,470
GNSF 13.5% 10/15/12                                                            28,591              34,757                  34,757
GNSF 15% 09/15/12                                                               9,057              11,297                  11,297
GNSF 15% 09/15/12                                                              55,028              68,640                  68,640
GNSF 12% 08/15/12                                                              31,125              36,841                  36,841
GNSF 15% 08/15/12                                                              12,555              15,661                  15,661
GNSF 14.5% 10/15/12                                                             3,964               4,900                   4,900
GNSF 12% 12/15/12                                                               5,835              $6,906                  $6,906
GNSF 13.5% 10/15/12                                                             3,334               4,053                   4,053
GNSF 13% 11/15/12                                                               9,237              11,119                  11,119
GNSF 15% 09/15/12                                                              11,759              13,711                  13,711
GNSF 15% 10/15/12                                                               3,682               4,593                   4,593
GNSF 15% 08/15/12                                                               4,298               5,328                   5,328
GNSF 15% 09/15/12                                                              12,652              15,782                  15,782
GNSF 14% 09/15/12                                                              33,655              41,248                  41,248
GNSF 12% 11/15/12                                                              14,781              17,496                  17,496
GNSF 15% 09/15/12                                                               4,860               6,062                   6,062
GNSF 13.5% 10/15/12                                                            17,594              21,388                  21,388



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 02/15/13                                                               3,048               3,621                   3,621
GNSF 12% 01/15/13                                                               6,916               8,216                   8,216
GNSF 11.5% 04/15/13                                                             3,132               3,691                   3,691
GNSF 12% 12/15/12                                                               7,280               8,617                   8,617
GNSF 12% 12/15/12                                                                 253                 299                     299
GNSF 13% 11/15/12                                                               8,642              10,403                  10,403
GNSF 12% 12/15/12                                                               2,628               3,110                   3,110
GNSF 15% 08/15/12                                                               5,947               7,418                   7,418
GNSF 12% 12/15/12                                                                 150                 169                     169
GNSF 13% 11/15/12                                                               1,346               1,620                   1,620
GNSF 13% 10/15/12                                                               1,514               1,805                   1,805
GNSF 12% 12/15/12                                                                  88                 104                     104
GNSF 13.5% 11/15/12                                                            17,374              21,121                  21,121
GNSF 12% 12/15/12                                                                 917               1,085                   1,085
GNSF 12% 12/15/12                                                              10,275              12,162                  12,162
GNSF 15% 12/15/12                                                               4,463               5,566                   5,566
GNSF 12% 11/15/12                                                              10,788              12,770                  12,770
GNSF 14% 10/15/12                                                               7,740               9,486                   9,486
GNSF 13.5% 11/15/12                                                            16,130              19,609                  19,609
GNSF 15% 01/15/13                                                              25,107              31,470                  31,470
GNSF 12% 12/15/12                                                              12,134             $14,362                 $14,362
GNSF 13% 12/15/12                                                                 301                 334                     334
GNSF 12% 02/15/13                                                              13,962              16,587                  16,587
GNSF 12% 11/15/12                                                               3,462               4,098                   4,098
GNSF 13.5% 11/15/12                                                             7,868               9,565                   9,565
GNSF 15% 11/15/12                                                              12,162              15,171                  15,171
GNSF 13.5% 10/15/12                                                             1,317               1,602                   1,602
GNSF 13.5% 11/15/12                                                             5,659               6,879                   6,879
GNSF 11.5% 02/15/13                                                             3,045               3,588                   3,588
GNSF 11.5% 03/15/13                                                             6,245               7,360                   7,360
GNSF 12% 12/15/12                                                               3,901               4,618                   4,618
GNSF 11.5% 02/15/13                                                             2,939               3,463                   3,463
GNSF 11.5% 02/15/13                                                             4,899               5,773                   5,773



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 12/15/12                                                               1,784               2,111                   2,111
GNSF 14% 10/15/12                                                               7,381               9,047                   9,047
GNSF 13.5% 12/15/12                                                             3,466               4,214                   4,214
GNSF 11.5% 02/15/13                                                            24,217              28,538                  28,538
GNSF 12% 03/15/13                                                               2,611               3,102                   3,102
GNSF 12% 02/15/13                                                               1,896               2,252                   2,252
GNSF 12.5% 03/15/13                                                            26,071              31,248                  31,248
GNSF 11.5% 03/15/13                                                             9,336              11,001                  11,001
GNSF 11.5% 04/15/13                                                             3,884               4,535                   4,535
GNSF 12% 08/15/13                                                               4,402               5,230                   5,230
GNSF 11.5% 05/15/13                                                             2,618               3,085                   3,085
GNSF 11.5% 08/15/13                                                            12,195              14,371                  14,371
GNSF 12.5% 01/15/14                                                            11,229              13,502                  13,502
GNSF 11.5% 04/15/13                                                             4,093               4,773                   4,773
GNSF 11.5% 08/15/13                                                               646                 762                     762
GNSF 11.5% 08/15/13                                                             4,463               5,259                   5,259
GNSF 12% 01/15/14                                                               2,037               2,428                   2,428
GNSF 12.5% 10/15/13                                                            14,681              17,596                  17,596
GNMA #466002 6.5% 07/15/28              353,134         $370,865                                                         $370,865
GNMA #468370 6.5% 07/15/29              469,567          493,043                                                          493,043
GNMA #469795 7% 12/15/28                690,879          729,207                                                          729,207
GNMA #472946 6.5% 05/15/29            1,091,121        1,145,671                                                        1,145,671
GNMA #478123 6.5% 05/15/28            1,577,392        1,656,595                                                        1,656,595
GNSF 7.5% 12/15/29                                                            338,567            $360,294                 360,294
GNMA #480411 6.5% 07/15/28              322,943          339,158                                                          339,158
GNMA #480412 6.5% 07/15/28              215,106          225,907                                                          225,907
GNMA #480525 7% 06/15/29                739,648          780,083                                                          780,083
GNSF 7% 10/15/28                                                              682,607             720,477                 720,477
GNSF 12% 09/15/13                                                               4,950               5,881                   5,881
GNSF 11.5% 05/15/13                                                             6,789               7,943                   7,943
GNSF 12% 08/15/13                                                                 659                 783                     783
GNSF 12% 06/15/14                                                              30,274              36,076                  36,076
GNSF 11.5% 06/15/13                                                             4,115               4,849                   4,849



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 03/15/14                                                               2,514               2,995                   2,995
GNSF 11.5% 08/15/13                                                             8,986              10,590                  10,590
GNSF 13% 09/15/13                                                               2,444               2,954                   2,954
GNSF 12% 09/15/13                                                               4,401               5,228                   5,228
GNSF 12.5% 10/15/13                                                             4,930               5,909                   5,909
GNSF 11.5% 06/15/13                                                             4,051               4,774                   4,774
GNSF 11.5% 05/15/13                                                               507                 598                     598
GNSF 12.5% 06/15/14                                                             4,290               5,158                   5,158
GNSF 13% 10/15/13                                                              12,759              15,422                  15,422
GNSF 11.5% 06/15/13                                                             5,043               5,942                   5,942
GNSF 12% 08/15/13                                                              17,854              21,210                  21,210
GNSF 12.5% 05/15/14                                                             5,052               6,075                   6,075
GNSF 12.5% 11/15/13                                                             4,369               5,236                   5,236
GNSF 11.5% 05/15/13                                                             1,952               2,300                   2,300
GNSF 7% 08/15/28                                                              642,459             678,101                 678,101
GNSF 6.5% 03/15/29                                                          1,032,858           1,084,495               1,084,495
GNMA #494875 7.5% 08/15/29              326,569         $347,527                                                         $347,527
GNMA #495838 7% 01/15/29                687,915          725,523                                                          725,523
GNMA #501561 6.5% 03/15/29              610,524          641,047                                                          641,047
GNSF 7% 03/15/29                                                              271,378            $286,213                 286,213
GNMA #505842 7.5% 09/15/29              394,346          419,652                                                          419,652
GNMA #506302 6.5% 07/15/29              914,645          960,372                                                          960,372
GNMA #508482 6.5% 05/15/31            2,635,542        2,764,303                                                        2,764,303
GNMA #509336 6.5% 06/15/29            2,336,483        2,453,294                                                        2,453,294
GNMA #510422 7.5% 09/15/29              559,258          595,147                                                          595,147
GNMA #514262 6.5% 07/15/29              752,149          789,753                                                          789,753
GNMA #514453 8% 09/15/29              1,515,611        1,639,779                                                        1,639,779
GNMA #518121 7% 09/15/29                729,839          769,739                                                          769,739
GNMA #521644 7.5% 12/15/29            2,572,935        2,738,050                                                        2,738,050
GNMA #524751 8% 04/15/30                529,604          572,693                                                          572,693
GNMA #90069 9% 05/15/09                  17,774           19,395                                                           19,395
GNMA #90250 9% 05/15/09                  16,366           17,858                                                           17,858
GNMA #90332 9% 05/15/09                  21,222           23,157                                                           23,157



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNMA #90337 9% 06/15/09                  14,133           15,421                                                           15,421
GNMA #90626 9% 05/15/09                  10,766           11,748                                                           11,748
GNMA #90923 9% 05/15/09                  32,508           35,473                                                           35,473
GNGP 12.5% 06/15/10                                                               689                 808                     808
GNGP 12.5% 06/15/10                                                            17,758              20,833                  20,833
GNMA #538300 6.5% 01/15/32            1,900,673        1,993,325                                                        1,993,325
GNGP 13% 12/15/10                                                              17,819              21,068                  21,068
GNGP 13% 11/15/10                                                              15,564              18,403                  18,403
GNGP 15% 02/15/12                                                              36,889              45,631                  45,631
GNGP 15% 04/15/12                                                              34,909              43,225                  43,225
GNGP 15% 08/15/12                                                               9,152              11,353                  11,353
GNGP 15% 09/15/12                                                               5,234               6,496                   6,496
GNMA #557521 6.5% 07/15/31            2,798,073        2,934,774                                                        2,934,774
GNSF 6.5% 09/15/31                    1,664,808        1,746,143            2,774,681           2,910,239               4,656,382
GNMA #563233 7% 07/15/31              1,337,849       $1,410,106                                                       $1,410,106
GNMA #564701 6.5% 07/15/31            3,805,386        3,991,300                                                        3,991,300
GNSF 13% 10/15/14                                                               8,388             $10,173                  10,173
GNSF 13.5% 10/15/14                                                             2,186               2,678                   2,678
GNSF 14% 11/15/14                                                              35,642              44,040                  44,040
GNSF 12.5% 04/15/15                                                             5,969               7,197                   7,197
GNSF 12.5% 03/15/15                                                             3,398               4,097                   4,097
GNSF 12% 05/15/15                                                              15,376              18,370                  18,370
GNSF 12% 02/15/15                                                               3,564               4,257                   4,257
GNSF 12.5% 12/15/14                                                             1,659               1,912                   1,912
GNSF 12.5% 12/15/14                                                             5,359               6,444                   6,444
GNSF 12.5% 12/15/14                                                            20,920              25,155                  25,155
GNSF 12.5% 12/15/14                                                             1,865               2,243                   2,243
GNSF 12.5% 03/15/15                                                             4,229               5,098                   5,098
GNSF 12.5% 01/15/15                                                            17,320              20,882                  20,882
GNSF 12% 02/15/15                                                               2,796               3,341                   3,341
G2SF 13% 12/20/14                                                              50,161              60,548                  60,548
GNSF 12.5% 01/15/15                                                            13,403              16,159                  16,159
GNSF 12% 12/15/14                                                               1,931               2,239                   2,239



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 04/15/15                                                               8,186               9,780                   9,780
GNSF 12.5% 02/15/15                                                            39,378              47,477                  47,477
GNSF 12.5% 02/15/15                                                            12,846              15,488                  15,488
GNSF 12.5% 12/15/14                                                            23,685              28,480                  28,480
GNSF 12% 02/15/15                                                               1,542               1,842                   1,842
GNSF 12% 04/15/15                                                               4,815               5,753                   5,753
GNSF 12% 05/15/15                                                               1,211               1,446                   1,446
GNSF 12.5% 12/15/14                                                             3,756               4,517                   4,517
GNSF 12.50% 01/15/15                                                           23,448              28,270                  28,270
GNSF 12% 05/15/15                                                               7,020               8,386                   8,386
GNSF 12% 04/15/15                                                               5,630               6,727                   6,727
GNSF 11.5% 05/15/15                                                             1,054               1,248                   1,248
GNSF 12.5% 02/15/15                                                             4,189              $5,051                  $5,051
GNSF 13.5% 02/15/15                                                             7,368               9,054                   9,054
GNSF 12% 05/15/15                                                               3,725               4,451                   4,451
GNSF 12% 05/15/15                                                               4,962               5,928                   5,928
GNSF 12% 07/15/15                                                               3,964               4,735                   4,735
GNSF 12% 07/15/15                                                              14,929              17,836                  17,836
GNSF 12% 02/15/15                                                               8,989              10,740                  10,740
GNSF 12% 05/15/15                                                               5,195               6,207                   6,207
GNSF 12% 02/15/15                                                              10,819              12,926                  12,926
GNSF 12.5% 02/15/15                                                             3,906               4,709                   4,709
GNSF 12% 05/15/15                                                               6,381               7,624                   7,624
GNSF 12% 05/15/15                                                               2,061               2,462                   2,462
GNSF 12% 06/15/15                                                              11,718              14,000                  14,000
GNSF 12% 04/15/15                                                               5,336               6,375                   6,375
GNSF 12% 06/15/15                                                               4,912               5,869                   5,869
GNSF 12.5% 03/15/15                                                             8,336              10,050                  10,050
GNSF 12.5% 04/15/15                                                             5,168               6,231                   6,231
GNMA 12.0% 3/15/15                                                              8,849              10,572                  10,572
GNSF 12% 03/15/15                                                              11,036              13,185                  13,185
GNSF 12.5% 04/15/15                                                            19,832              23,911                  23,911
GNSF 12% 04/15/15                                                               9,355              11,176                  11,176



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 05/15/15                                                               9,439              11,277                  11,277
GNSF 12% 03/15/15                                                               1,708               2,041                   2,041
GNSF 12% 03/15/15                                                              11,371              13,585                  13,585
GNSF 12.5% 07/15/15                                                             2,287               2,757                   2,757
GNSF 12.50% 05/15/15                                                            5,201               6,271                   6,271
GNSF 12.5% 04/15/15                                                             3,205               3,864                   3,864
GNSF 12% 03/15/15                                                              18,369              21,945                  21,945
GNSF 12.00% 05/15/15                                                            8,459              10,107                  10,107
GNSF 12.00% 04/15/15                                                           21,893              26,156                  26,156
GNSF 12.00% 06/15/15                                                            8,403              10,040                  10,040
GNSF 12.5% 12/15/13                                                               485                $581                    $581
GNSF 12% 08/15/13                                                                 951               1,099                   1,099
GNSF 12% 08/15/13                                                               2,502               2,973                   2,973
GNSF 12.5% 10/15/13                                                             4,849               5,812                   5,812
GNSF 12.5% 10/15/13                                                             2,125               2,546                   2,546
GNSF 13% 10/15/13                                                               2,174               2,628                   2,628
GNSF 12.5% 12/15/13                                                             2,562               3,071                   3,071
GNSF 13% 10/15/13                                                               7,459               9,015                   9,015
GNSF 13% 10/15/13                                                              16,148              19,518                  19,518
GNSF 12.5% 10/15/13                                                            28,341              32,925                  32,925
GNSF 13% 09/15/13                                                              51,410              62,139                  62,139
GNSF 12% 02/15/14                                                                 807                 962                     962
GNSF 12.5% 10/15/13                                                               867               1,039                   1,039
GNSF 13% 10/15/13                                                              13,721              16,584                  16,584
GNSF 12.5% 11/15/13                                                             1,329               1,593                   1,593
GNSF 12% 09/15/13                                                              12,965              15,402                  15,402
GNSF 12.50% 11/15/13                                                            1,086               1,302                   1,302
GNSF 13.00% 09/15/13                                                            2,950               3,566                   3,566
GNSF 12.50% 10/15/13                                                           11,433              13,703                  13,703
GNSF 12.50% 06/15/14                                                              998               1,200                   1,200
GNSF 13.00% 09/15/13                                                            9,402              11,364                  11,364
GNSF 12.50% 10/15/13                                                            5,793               6,943                   6,943
GNSF 12.00% 01/15/14                                                            7,428               8,851                   8,851



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12.00% 03/15/14                                                              206                 245                     245
GNSF 14.00% 07/15/14                                                           15,448              19,087                  19,087
GNSF 13.50% 08/15/14                                                            3,976               4,871                   4,871
GNSF 12.50% 06/15/14                                                            4,047               4,867                   4,867
GNSF 12.50% 03/15/14                                                            8,344              10,033                  10,033
GNSF 12.50% 11/15/13                                                            5,993               7,182                   7,182
GNSF  12.50% 12/15/13                                                           1,587               1,903                   1,903
GNSF 12.00% 01/15/14                                                            1,451               1,729                   1,729
GNSF 12.50% 11/15/13                                                            9,712             $11,641                 $11,641
GNSF 12.00% 02/15/14                                                           23,860              28,432                  28,432
GNSF 13.00% 08/15/14                                                            3,393               4,115                   4,115
GNSF 12.5% 12/15/13                                                            24,934              29,885                  29,885
GNSF 12.5% 11/15/13                                                               923               1,106                   1,106
GNSF 12% 12/15/13                                                                 349                 415                     415
GNSF 12.5% 11/15/13                                                             5,723               6,859                   6,859
GNSF 13.5% 08/15/14                                                             9,717              11,840                  11,840
GNSF 13.5% 09/15/14                                                             1,225               1,501                   1,501
GNSF 12.5% 01/15/14                                                            11,942              14,359                  14,359
GNSF 12.5% 05/15/14                                                             1,406               1,690                   1,690
GNSF 12.5% 11/15/13                                                               251                 277                     277
GNSF 13.5% 08/15/14                                                             5,475               6,635                   6,635
GNSF 12% 03/15/14                                                               3,456               4,118                   4,118
GNSF 12% 05/15/14                                                              10,060              11,988                  11,988
GNSF 12% 05/15/14                                                               1,755               2,091                   2,091
GNSF 13.5% 09/15/14                                                            31,017              38,002                  38,002
GNSF 12% 12/15/13                                                               3,706               4,403                   4,403
GNSF 12% 03/15/14                                                               6,401               7,628                   7,628
G2SF 12.5% 12/20/13                                                             5,590               6,668                   6,668
GNSF 12.5% 06/15/14                                                             5,545               6,668                   6,668
GNSF 12% 03/15/14                                                               3,749               4,467                   4,467
GNSF 12% 02/15/14                                                               6,475               7,716                   7,716
GNSF 13% 06/15/14                                                               4,823               5,849                   5,849
GNSF 13% 07/15/14                                                               2,041               2,476                   2,476



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 11/15/13                                                               5,374               6,384                   6,384
GNSF 12.5% 10/15/14                                                               517                 622                     622
GNSF 12.5% 05/15/14                                                             7,274               8,746                   8,746
GNSF 12.5% 06/15/14                                                               651                 783                     783
GNSF 13.5% 07/15/14                                                               517                 634                     634
GNSF 12.5% 04/15/14                                                               374                 450                     450
GNSF 13.5% 08/15/14                                                            14,963             $18,333                 $18,333
GNSF 12.5% 05/15/14                                                            25,826              31,053                  31,053
GNSF 12.5% 06/15/14                                                             1,871               2,250                   2,250
GNSF 13.5% 07/15/14                                                               331                 406                     406
GNSF 12.5% 06/15/14                                                             8,353              10,044                  10,044
GNSF 12.5% 06/15/14                                                            29,435              35,393                  35,393
GNSF 12.5% 02/15/15                                                             2,695               3,249                   3,249
GNSF 12% 04/15/14                                                                 985               1,174                   1,174
GNSF 12.5% 05/15/14                                                             3,553               4,273                   4,273
GNSF 12.5% 05/15/14                                                             3,830               4,437                   4,437
GNSF 12.5% 06/15/14                                                            15,710              18,890                  18,890
GNSF 12% 05/15/14                                                               2,617               3,118                   3,118
GNSF 12.5% 03/15/14                                                            34,442              41,415                  41,415
GNSF 12% 06/15/14                                                                 526                 627                     627
GNSF 12.5% 02/15/15                                                            19,442              23,441                  23,441
GNSF 12% 04/15/14                                                                 968               1,153                   1,153
GNSF 13.5% 07/15/14                                                               842                 987                     987
GNSF 12.5% 05/15/14                                                             3,315               3,987                   3,987
GNSF 13.5% 07/15/14                                                             8,080               9,815                   9,815
GNSF 12.5% 11/15/13                                                             1,944               2,330                   2,330
GNSF 12.5% 04/15/14                                                            69,152              83,151                  83,151
GNSF 13.5% 08/15/14                                                             8,673              10,626                  10,626
GNSF 12% 01/15/15                                                              14,453              17,267                  17,267
GNBD 13% 09/15/14                                                              26,818              32,290                  32,290
GNSF 12.5% 05/15/14                                                             5,428               6,527                   6,527
G2SF 13.5% 11/20/14                                                            11,398              13,900                  13,900
GNSF 12.5% 06/15/14                                                             1,447               1,739                   1,739



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 13% 06/15/14                                                               2,787               3,380                   3,380
G2SF 12.5% 06/20/14                                                            25,325              30,307                  30,307
GNSF 13.5% 07/15/14                                                             8,100               9,925                   9,925
GNSF 12.5% 07/15/14                                                            15,505              18,644                  18,644
GNSF 13.5% 11/15/14                                                             8,683             $10,638                 $10,638
GNSF 12.5% 07/15/14                                                             4,264               5,127                   5,127
GNSF 12.5% 06/15/14                                                             2,989               3,594                   3,594
GNSF 13.5% 08/15/14                                                             5,124               6,278                   6,278
GNSF 12.5% 01/15/15                                                            23,085              27,833                  27,833
GNSF 12% 03/15/14                                                               7,036               8,384                   8,384
GNSF 14% 09/15/14                                                               9,640              11,912                  11,912
GNSF 12.5% 07/15/14                                                             3,498               4,206                   4,206
GNSF 13.5% 10/15/14                                                            13,070              15,863                  15,863
GNSF 13.5% 08/15/14                                                             3,834               4,697                   4,697
GNSF 13.5% 08/15/14                                                            13,718              16,808                  16,808
GNSF 13.5% 09/15/14                                                             9,549              11,700                  11,700
GNSF 13.5% 09/15/14                                                            18,561              22,741                  22,741
GNSF 14% 10/15/14                                                              24,991              30,879                  30,879
GNSF 12.5% 08/15/14                                                             8,802              10,584                  10,584
GNSF 12.5% 10/15/14                                                             2,714               3,264                   3,264
GNSF 14% 10/15/14                                                              14,446              17,850                  17,850
GNSF 13.5% 08/15/14                                                            47,188              57,814                  57,814
GNSF 13.5% 08/15/14                                                             4,308               5,278                   5,278
GNSF 08/15/14  14.50%                                                           2,378               2,828                   2,828
GNSF 13.5% 09/15/14                                                             5,221               6,397                   6,397
GNSF 13.5% 08/15/14                                                             4,885               5,985                   5,985
GNSF 13.5% 11/15/14                                                             7,963               9,756                   9,756
GNSF 13.00% 11/15/14                                                              793                 962                     962
GNSF 12.5% 07/15/14                                                             4,517               5,431                   5,431
GNSF 14% 08/15/14                                                               1,568               1,642                   1,642
GNSF 13.5% 09/15/14                                                            19,212              23,538                  23,538
GNSF 13.5% 07/15/14                                                             1,265               1,550                   1,550
GNSF 13.5% 08/15/14                                                             5,619               6,885                   6,885



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
G2SF 12.5% 07/20/14                                                             2,891               3,460                   3,460
GNSF 14% 08/15/14                                                              28,245              34,901                  34,901
GNSF 13.0% 08/15/14                                                            66,164             $79,664                 $79,664
GNSF 12.5% 05/15/14                                                            27,259              32,777                  32,777
GNSF 13% 08/15/14                                                               5,150               6,246                   6,246
GNSF 12% 05/15/14                                                              22,845              27,223                  27,223
GNSF 13.5% 10/15/14                                                             4,677               5,730                   5,730
GNSF 13.5% 10/15/14                                                            33,124              40,583                  40,583
GNSF 12.50% 08/15/14                                                              648                 682                     682
GNSF 13.5% 09/15/14                                                             7,051               8,639                   8,639
GNSF 13.5% 09/15/14                                                             1,332               1,515                   1,515
GNSF 12% 09/15/14                                                               7,149               8,520                   8,520
GNSF 13.5% 08/15/14                                                               690                 845                     845
GNSF 13.5% 09/15/14                                                            19,354              23,712                  23,712
G2SF 12.5% 09/20/14                                                             5,641               6,750                   6,750
GNSF 14% 11/15/14                                                              12,569              15,450                  15,450
GNSF 13.5% 8/15/14                                                             12,554              15,382                  15,382
GNSF 12.5% 01/15/15                                                            28,681              34,580                  34,580
GNSF 13.5% 08/15/14                                                             2,885               3,399                   3,399
GNSF 13.5% 09/15/14                                                             1,822               2,232                   2,232
GNSF 13.5% 09/15/14                                                             2,572               3,151                   3,151
GNSF 13% 11/15/14                                                              22,804              27,656                  27,656
GNSF 14% 10/15/14                                                              48,162              59,510                  59,510
GNSF 14% 02/15/15                                                              21,275              26,368                  26,368
GNSF 12% 02/15/15                                                              15,367              18,359                  18,359
GNSF 12% 03/15/15                                                              19,786              23,639                  23,639
GNSF 12% 04/15/15                                                               7,414               8,857                   8,857
GNBD 13% 10/15/14                                                              46,256              55,694                  55,694
GNSF 11.5% 08/15/14                                                            57,789              68,298                  68,298
GNSF 12.5% 02/15/15                                                             2,610               3,146                   3,146
GNSF 12.5% 01/15/15                                                             3,977               4,795                   4,795
GNSF 13.5% 11/15/14                                                             3,659               4,483                   4,483
GNSF 12.5% 10/15/14                                                             1,365               1,641                   1,641



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 12% 01/15/16                                                              15,014             $17,976                 $17,976
GNSF 9% 04/15/16                                                                7,868               8,781                   8,781
GNSF 12.50% 6/15/15                                                             1,735               1,990                   1,990
GNSF 12.50% 05/15/15                                                            1,220               1,381                   1,381
GNSF 12.00% 04/15/15                                                            3,516               4,201                   4,201
GNSF 12.50% 05/15/15                                                            7,115               8,579                   8,579
GNSF 12.00% 05/15/15                                                            6,982               8,341                   8,341
GNSF 12.50% 06/15/15                                                            1,187               1,431                   1,431
GNSF 12.00% 06/15/15                                                            4,743               5,667                   5,667
GNSF 12.00% 08/15/15                                                           10,370              12,389                  12,389
GNSF 12.00% 08/15/15                                                            2,043               2,441                   2,441
GNSF 11.50% 08/15/15                                                           30,256              35,846                  35,846
GNSF 12.00% 07/15/15                                                           13,759              16,438                  16,438
GNSF 12.00% 06/15/15                                                            3,269               3,906                   3,906
GNSF 12.00% 07/15/15                                                           12,454              14,879                  14,879
GNSF 12% 06/15/15                                                               5,909               7,060                   7,060
GNSF 12% 06/15/15                                                                 741                 886                     886
GNSF 12% 05/15/15                                                               4,765               5,693                   5,693
GNSF 12% 09/15/15                                                              40,224              48,056                  48,056
GNSF 12% 07/15/15                                                               5,913               7,064                   7,064
GNSF 12% 06/15/15                                                               4,530               5,412                   5,412
GNSF 13% 06/15/15                                                              25,261              30,722                  30,722
GNSF 12% 06/15/15                                                              42,544              50,828                  50,828
GNSF 12% 08/15/15                                                               5,215               6,230                   6,230
GNSF 9% 07/15/16                                                               12,734              14,211                  14,211
GNSF 12.5% 10/15/15                                                            15,088              18,191                  18,191
GNSF 11.5% 12/15/15                                                               621                 715                     715
GNSF 9% 01/15/17                                                                  578                 646                     646
GNSF 9% 10/15/16                                                                7,221               8,059                   8,059
GNMA 8.50% POOL# 183426                  23,511          $26,000                                                           26,000
GNSF 8% 04/15/17                                                               41,973              46,074                  46,074
GNSF 8% 04/15/17                                                                6,489              $7,123                  $7,123
GNMA #162246 9% 06/15/16                  4,389           $4,898                                                            4,898



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 9% 06/15/16                                                                8,058               8,993                   8,993
G2SF 9% 07/20/16                                                                2,427               2,700                   2,700
GNBD 8.25% 06/15/16                                                           120,965             132,525                 132,525
GNSF 9% 10/15/16                                                               21,630              24,139                  24,139
GNSF 8.75% 12/15/16                                                           101,302             112,574                 112,574
GNMA #208540 8% 04/15/17                 14,661           16,093                                                           16,093
GNSF 9% 02/15/20                                                               52,103              58,191                  58,191
GNMA #209632 9% 05/15/17                  9,317           10,404                                                           10,404
GNSF 8% 05/15/17                                                               58,041              63,711                  63,711
GNMA #210565 8% 03/15/17                  1,431            1,571                                                            1,571
GNMA #212306 8.5% 03/15/17               10,869           12,019                                                           12,019
GNMA #213458 8% 07/15/17                  3,075            3,376                                                            3,376
GNSF 8% 05/15/17                                                                3,429               3,764                   3,764
GNMA #199649 8% 05/15/17                  8,229            9,033                                                            9,033
GNMA #200669 8.5% 01/15/17               26,422           29,218                                                           29,218
GNSF 9% 01/15/17                                                                5,556               6,204                   6,204
GNMA #202671 8% 05/15/17                  6,022            6,610                                                            6,610
GNMA #203154 8.5% 03/15/17               24,680           27,292                                                           27,292
GNSF 8% 04/15/17                                                               11,264              12,365                  12,365
GNMA #206979 8.5% 02/15/17                4,582            5,067                                                            5,067
GNSF 13% 03/15/15                                                              26,422              32,134                  32,134
GNSF 9% 12/15/19                                                                8,695               9,711                   9,711
GNMA #220950 9% 06/15/17                 97,090          108,423                                                          108,423
GNSF 9% 07/15/17                                                                9,251              10,330                  10,330
GNSF 9% 01/15/20                                                                1,704               1,903                   1,903
GNMA #228869 8.5% 04/15/17              332,614          367,816                                                          367,816
GNMA #231935 9% 08/15/17                 29,528           32,975                                                           32,975
GNSF 9% 02/15/20                                                                1,485               1,658                   1,658
GNMA #266878 7.5% 07/15/23               61,269           65,589                                                           65,589
GNSF 13% 08/15/14                                                              18,458             $22,385                 $22,385
GNSF 9% 11/15/19                                                               10,298              11,502                  11,502
GNSF 9% 01/15/20                                                                3,009               3,360                   3,360
GNMA #248132 8.5% 06/15/21               54,839          $60,298                                                           60,298



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNJO 10.5% 11/15/03                                                               966                 984                     984
GNSF 9% 07/15/18                                                                  866                 967                     967
GNSF 7% 10/15/22                                                                1,645               1,747                   1,747
GNSF 9% 11/15/20                                                               14,452              16,141                  16,141
GNMA #300698 9% 06/15/21                 52,040           58,090                                                           58,090
GNSF 9% 03/15/21                                                                3,832               4,277                   4,277
GNMA #301286 8.5% 04/15/21               27,386           30,112                                                           30,112
GNJO 10.5% 09/15/04                                                             3,901               4,083                   4,083
GNSF 9% 02/15/20                                                                3,201               3,575                   3,575
GNJO 10.5% 07/15/04                                                             3,031               3,173                   3,173
GNSF 13% 09/15/14                                                              46,407              56,282                  56,282
GNSF 9% 04/15/20                                                                1,785               1,994                   1,994
GNSF 9.0% 11/15/19                                                             12,899              14,407                  14,407
GNSF 9% 03/15/20                                                                1,604               1,791                   1,791
GNSF 11.5% 08/15/14                                                               872               1,030                   1,030
GNMA #289354 9% 07/15/20                 31,328           34,988                                                           34,988
GNSF 9% 05/15/20                                                                7,039               7,861                   7,861
G2GP 12.75% 09/20/13                                                           42,915              51,184                  51,184
G2GP 13% 10/20/13                                                              77,457              92,751                  92,751
G2GP 12.75% 12/20/14                                                           61,184              73,216                  73,216
GNGP 9.25% 06/15/16                                                             2,886               3,229                   3,229
GNGP 9.25% 05/15/16                                                             4,779               5,347                   5,347
GNGP 9.25% 08/15/16                                                             9,500              10,629                  10,629
GNGP 9.25% 12/15/16                                                             2,350               2,630                   2,630
GNGP 9.25% 06/15/17                                                            54,671              61,214                  61,214
GNGP 9.25% 10/15/16                                                             2,846               3,184                   3,184
GNGP 9.25% 09/15/17                                                            24,812              27,781                  27,781
GNGP 9.25% 07/15/17                                                            71,841             $80,439                 $80,439
GNGP 9.25% 07/15/17                                                            45,051              50,443                  50,443
GNGP 9.25% 12/15/19                                                            15,507              17,381                  17,381
GNGP 9.25% 10/15/19                                                            28,387              31,817                  31,817
GNGP 9.25% 05/15/21                                                            23,281              26,108                  26,108
GNGP 9.25% 05/15/21                                                            12,631              14,165                  14,165



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNMA #302597 8.5% 05/15/21                  851             $936                                                              936
GNMA #303772 8.5% 02/15/22               21,121           23,181                                                           23,181
GNMA #312919 8.5% 11/15/21               85,503           94,015                                                           94,015
GNSF 7.5% 12/15/22                                                             14,872              15,931                  15,931
GNMA #314292 8.5% 11/15/21               51,852           57,014                                                           57,014
GNSF 8% 12/15/21                                                               77,215              84,659                  84,659
GNSF 8% 01/15/22                                                                2,078               2,277                   2,277
GNSF 8% 10/15/21                                                                6,377               6,992                   6,992
GNMA #316989 8.5% 12/15/21               50,176           55,171                                                           55,171
GNSF 7.5% 12/15/22                                                              9,609              10,294                  10,294
GNMA #320229 7.5% 12/15/22               67,637           72,455                                                           72,455
GNSF 7.5% 05/15/22                                                              5,479               5,869                   5,869
GNSF 8% 08/15/22                                                                1,867               2,046                   2,046
GNMA #327085 7.5% 05/15/22                6,665            7,140                                                            7,140
GNSF 8% 08/15/22                                                               79,263              86,863                  86,863
GNMA #329620 7.5% 04/15/23              693,021          741,890                                                          741,890
GNSF 7.5% 10/15/22                                                             11,453              12,268                  12,268
GNMA #333977 7.5% 09/15/22                3,294            3,529                                                            3,529
GNMA #334116 7.5% 10/15/22               75,687           81,078                                                           81,078
GNSF 7% 06/15/23                                                               19,424              20,614                  20,614
GNSF 8% 05/15/23                                                               13,224              14,485                  14,485
GNMA #338766 7.5% 06/15/23               84,503           90,462                                                           90,462
GNSF 7.5% 07/15/23                                                              7,325               7,841                   7,841
GNSF 7% 06/15/23                                                                9,580              10,166                  10,166
GNMA #340307 7.5% 02/15/23               46,600           49,886                                                           49,886
GNMA #340419 8.5% 02/15/23              326,777         $358,469                                                         $358,469
GNMA #340792 7.5% 05/15/23                5,399            5,780                                                            5,780
GNSF 7% 03/15/23                                                               15,770             $16,735                  16,735
GNMA #780807 7% 06/15/11                635,709          682,406                                                          682,406
GNMA #780029 9% 11/15/24                451,881          504,705                                                          504,705
GNMA #780048 8.5% 11/15/17               75,491           83,418                                                           83,418
GNSF 9.0% 12/15/22                                                             70,740              79,012                  79,012
GNSF 12.5% 12/15/13                                                            12,933              15,447                  15,447



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
GNSF 9.0% 12/15/19                                                              5,075               5,668                   5,668
GNSF 7.5% 08/15/25                    1,380,886        1,477,823            1,380,886           1,477,823               2,955,647
GNSF 9.0% 11/15/21                                                             10,822              12,087                  12,087
GNSF 7.0 12/15/23                                                              37,239              39,530                  39,530
GNSF 7.5% 12/15/23                                                             27,382              29,333                  29,333
GNMA #780618 8% 08/15/27                335,030          363,534                                                          363,534
GNMA #780912 6.5% 11/15/28            4,712,739        4,951,672                                                        4,951,672
GNMA #781136 7% 12/15/28              2,018,605        2,130,593                                                        2,130,593
GNSF 7.0% 07/15/31                                                          3,841,388           4,050,116               4,050,116
GNSF 7.0% 07/15/31                                                          3,100,405           3,268,852               3,268,852
GNMA #781469 7% 04/15/32              5,724,061        6,035,016                                                        6,035,016
RFMSI 92-S31 A5 7.5% 09/25/07           442,618          442,169                                                          442,169
SMAC2 B 4 9.0% 12/01/16                                                       939,789             970,012                 970,012
SMART 92-2 I 8.25% 06/25/19                                                   503,304             553,185                 553,185
VENDE 1999-3 D 6.5% 06/15/25          1,000,000        1,068,923                                                        1,068,923
US T-NOTE WI 2% 5/15/06               5,000,000        5,064,065                                                        5,064,065
US TREASURY NOTE                      5,000,000        5,083,205                                                        5,083,205
                                                                          165,847,121         252,012,601             417,859,722

FNMA DISCOUNT NOTE                   30,000,000       29,983,567                                                       29,983,567
FCAR OWNER TRUST CP 1.23%             5,000,000        4,996,948                                                        4,996,948
FHLMC DISC NOTE (1.245%)              5,000,000        4,997,332                                                        4,997,332
FREDDIE MAC 0%                        5,000,000        4,997,332                                                        4,997,332
FNMA 1.2% 6/11/03                                                           5,000,000          $4,998,513              $4,998,513
FNMA O.OO% 07/17/3                                                         10,000,000           9,986,126               9,986,126
FHLM 0.00% 6/12/03                                                          9,553,000           9,549,922               9,549,922
FHLM 0.00% 08/14/03                                                         5,000,000           4,988,745               4,988,745
                                                     $44,975,179                               29,523,306              74,498,484

ARMADA GOVERNMENT MONEY MARKET       10,900,500       10,900,500           12,672,490          12,672,490              23,572,990
                                                      10,900,500                               12,672,490              23,572,990

Total Investment
  (Cost $216,627 and $289,524)            135.2%     221,722,800                135.1%        294,208,397             515,931,196



                                             GNMA FUND                     U.S. GOVERNMENT INCOME FUND
                                                                                                                       COMBINED
SECURITY DESCRIPTION                   PAR               MV                   PAR                 MV                   ACCOUNTS
TOTAL OTHER ASSETS AND LIABILITIES        -35.2%     (57,752,806)               -35.1%        (76,460,476)           (134,213,282)
                                                     -----------                -----         -----------            ------------
NET ASSETS                                100.0%     163,969,993                100.0%        217,747,921             381,717,914
                                                     ===========                =====         ===========            ============

                       ARMADA U.S. GOVERNMENT INCOME FUND
                                ARMADA GNMA FUND
                          NOTES TO UNAUDITED PRO FORMA
                         COMBINING FINANCIAL STATEMENTS
                                  MAY 31, 2003


1. BASIS OF COMBINATION

Armada Funds ("Armada" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of May 31, 2003, the Trust offered for sale shares of 32 funds. The Pro Forma Combining Schedule of Investments and the Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of May 31, 2003 and the Pro Forma Combining Statement of Operations assumes the exchange occurred as of June 1, 2002. These statements have been derived from books and records utilized in calculating the net asset value of each fund at May 31, 2003 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Armada GNMA Fund in exchange for shares of the Armada U.S. Government Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Armada U.S. Government Income Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

As of May 31, 2003, all securities held by the Selling Fund would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

For the year ended December 31, 2003, the Armada U.S. Government Income Fund investment advisory fee was computed based on the annual rate of 0.55% of its average daily net assets.


2. SECURITY VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and ask prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Assets may be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Armada U.S. Government Income Fund that would have been issued at May 31, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of shares assumed issued in the reorganization plus shares of the Armada U.S. Government Income Fund at May 31, 2003.

4. PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Armada GNMA Fund was included in the Armada U.S. Government Income Fund for the period June 1, 2002 to May 31, 2003. Investment advisory and administration fees in the pro forma combined column are calculated at the rates in effect for the Armada U.S. Government Income Fund based upon the combined net assets of the Armada GNMA Fund and Armada U.S. Government Income Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at May 31, 2003.

5. COSTS OF REORGANIZATION

Reorganization expenses incurred by the Armada Funds will be paid by National City Investment Management Company and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

                       ARMADA U.S. GOVERNMENT INCOME FUND
                                ARMADA GNMA FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                          FOR THE TWELVE MONTHS ENDED
                                  MAY 31, 2003
                                    UNAUDITED

                                                            U.S.                                            PRO FORMA
                                                         GOVERNMENT        GNMA         PRO FORMA            COMBINED
                                                        INCOME FUND        FUND        ADJUSTMENTS           (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
Investments:
   Investments, at cost                                 $289,523,627   $216,625,498  $            -         $506,149,125
   Net unrealized appreciation                             4,684,770      5,097,302               -            9,782,072
                                                        ------------   ------------  --------------         ------------
   Investments, at market value                          294,208,397    221,722,800               -          515,931,197
Cash                                                               -            299               -                  299
Receivables:
   Shares of beneficial interest sold                        347,428         82,401               -              429,829
   Investment securities sold                             51,682,575              -               -           51,682,575
   Interest                                                  822,239        642,698               -            1,464,937
Prepaid expenses and other assets                             13,479          9,943               -               23,422
                                                        ------------   ------------  --------------         ------------
   Total Assets                                          347,074,118    222,458,141               -          569,532,259
                                                        ------------   ------------  --------------         ------------
LIABILITIES:
Payables:
   Shares of beneficial interest redeemed                  1,183,088        842,956               -            2,026,044
   Investment securities purchased                       127,433,342     57,040,391               -          184,473,733
   Distributions payable                                     519,428        468,535               -              987,963
   Investment advisory fees payable                          103,448         76,640               -              180,088
   12b-1 fees payable                                         23,234         17,012               -               40,246
   Administration fees payable                                13,166          9,716               -               22,882
   Custody fees payable                                        3,073          5,522               -                8,595
Other expenses and liabilities                                47,418         27,376               -               74,794
                                                        ------------   ------------  --------------         ------------
   Total Liabilities                                     129,326,197     58,488,148               -          187,814,345
                                                        ------------   ------------  --------------         ------------

NET ASSETS                                              $217,747,921   $163,969,993  $            -         $381,717,914
                                                        ============   ============  ==============         ============

NET ASSETS CONSIST OF:
Paid-in Capital                                         $217,849,992   $159,847,789  $            -         $377,697,781
Undistributed (distributions in excess of) net             (297,491)         73,930               -            (223,561)
investment income
Accumulated net realized loss on investments             (4,489,350)    (1,049,028)               -          (5,538,378)
Net unrealized appreciation on investments                 4,684,770      5,097,302               -            9,782,072
                                                        ------------   ------------  --------------         ------------
   Total Net Assets                                     $217,747,921   $163,969,993  $            -         $381,717,914
                                                        ============   ============  ==============         ============

CLASS I:
NET ASSETS                                              $190,678,323                 $  151,989,738 (a)     $342,668,061
                                                        ============                 ==============         ============
Shares of beneficial interest outstanding                 19,914,065                     15,865,069 (a)       35,779,134
                                                        ============                 ==============         ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       9.58                 $         9.58         $       9.58

NET ASSETS                                                             $151,989,738  $(151,989,738) (b)     $          -
                                                                       ============  ==============         ============
Shares of beneficial interest outstanding                                14,628,235    (14,628,235) (b)                -
                                                                       ============  ==============         ============
NET ASSET VALUE, offering price and redemption                         $      10.39  $        10.39         $          -
   price per share of beneficial interest
   outstanding

CLASS A:
NET ASSETS                                              $ 18,066,481                 $    7,534,761 (a)     $ 25,601,242
                                                        ============                 ==============         ============
Shares of beneficial interest outstanding                  1,887,024                        787,484 (a)        2,674,508
                                                        ============                 ==============         ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       9.57                 $         9.57         $       9.57


NET ASSETS                                                             $  7,534,761  $  (7,534,761) (b)     $          -
                                                                       ============  ==============         ============
Shares of beneficial interest outstanding.                                  723,941       (723,941) (b)                -
                                                                       ============  ==============         ============
NET ASSET VALUE, offering price and redemption                         $      10.41  $        10.41         $          -
   price per share of beneficial interest
   outstanding




                                                            U.S.                                            PRO FORMA
                                                         GOVERNMENT        GNMA         PRO FORMA            COMBINED
                                                        INCOME FUND        FUND        ADJUSTMENTS           (NOTE 1)
------------------------------------------------------------------------------------------------------------------------

CLASS B:
NET ASSETS                                              $  7,330,100                  $   1,877,997 (a)     $  9,208,097
                                                        ============                  =============         ============
Shares of beneficial interest outstanding                    767,780                        196,720 (a)          964,500
                                                        ============                  =============         ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       9.55                  $        9.55         $       9.55

NET ASSETS                                                             $  1,877,997   $  (1,877,997) (b)    $          -
                                                                       ============   =============         ============
Shares of beneficial interest outstanding                                   180,468        (180,468) (b)               -
                                                                       ============   =============         ============
NET ASSET VALUE, offering price and redemption                         $      10.41   $       10.41         $          -
   price per share of beneficial interest
   outstanding

CLASS C:
NET ASSETS                                              $  1,246,124                  $   2,172,673 (a)     $  3,418,797
                                                        ============                  =============         ============
Shares of beneficial interest outstanding                    130,373                        227,346 (a)          357,719
                                                        ============                  =============         ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       9.56                  $        9.56         $       9.56

NET ASSETS                                                             $  2,172,673   $  (2,172,673) (b)    $          -
                                                                       ============   =============         ============
Shares of beneficial interest outstanding                                   208,582        (208,582) (b)               -
                                                                       ============   =============         ============
NET ASSET VALUE, offering price and redemption                         $      10.42   $       10.42         $          -
   price per share of beneficial interest
   outstanding

CLASS H:
NET ASSETS                                              $    426,893                  $     394,824 (a)     $    821,717
                                                        ============                  =============         ============
Shares of beneficial interest outstanding.                    44,643                         41,292 (a)           85,935
                                                        ============                  =============         ============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding         $       9.56                  $        9.56         $       9.56

NET ASSETS                                                             $    394,824   $    (394,824) (b)    $          -
                                                                       ============   =============         ============
Shares of beneficial interest outstanding                                    37,848         (37,848) (b)               -
                                                                       ============   =============         ============
NET ASSET VALUE, offering price and redemption                         $      10.43   $       10.43         $          -
   price per share of beneficial interest
   outstanding


___________________________________________

(a) Reflects net effect of combining existing Armada GNMA Fund into the Armada U.S. Government Income Fund.
(b) Reflects exchange of Armada GNMA Fund into the Armada U.S. Government Income Fund.

SEE NOTES TO UNAUDITED PRO FORMA COMBINING FINANCIAL STATEMENTS.

                       ARMADA U.S. GOVERNMENT INCOME FUND
                                ARMADA GNMA FUND
             UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS
                                  MAY 31, 2003


                                                             U.S.                                             PRO FORMA
                                                          GOVERNMENT          GNMA          PRO FORMA         COMBINED
                                                         INCOME FUND          FUND         ADJUSTMENTS        (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                 $10,505,129        $8,813,022     $      -          $19,318,151
Security lending income                                       28,242                 -            -               28,242
------------------------------------------------------------------------------------------------------------------------
Total investment income                                   10,533,371         8,813,022            -           19,346,393
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                   1,198,943           919,558            -            2,118,501
Administration fees                                          152,592           117,034     (15,000) (a)          254,626
12b-1 fees:
  Class I                                                     80,699            65,205            -              145,904
  Class A                                                      6,779             3,083            -                9,862
  Class B                                                     56,006             9,744            -               65,750
  Class C                                                      8,285            15,094            -               23,379
  Class H                                                      1,972             2,146            -                4,118
Transfer Agent fees                                           88,915            53,949      (14,000) (a)         128,864
Custodian fees                                                34,475            39,451      (32,000) (b)          41,926
Professional fees                                             19,630            15,487       (7,500) (b)          27,617
Printing and shareholder reports                              12,464            11,299            -               23,763
Registration and filing fees                                  32,357            30,707      (30,000) (b)          33,064
Trustees' fees                                                 5,737             3,856            -                9,593
Miscellaneous                                                 41,770            21,832       (2,000) (b)          61,602
Shareholder servicing fees:
  Class A                                                     40,369            18,431            -               58,800
  Class B                                                     18,669             3,248            -               21,917
  Class C                                                      2,762             5,031            -                7,793
  Class H                                                        657               715            -                1,372
------------------------------------------------------------------------------------------------------------------------
Total Expenses                                             1,803,081         1,335,870     (100,500)           3,038,451
------------------------------------------------------------------------------------------------------------------------
LESS:
  Waiver of Investment Advisory fees                               -                 -            -                    -
------------------------------------------------------------------------------------------------------------------------
  Net expenses                                             1,803,081         1,335,870     (100,500)           3,038,451
------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      8,730,290         7,477,152      100,500            16,307,942
------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments sold                      3,381,053         1,072,978            -            4,454,031
Net change in unrealized appreciation on
investments                                                  768,242           272,482            -            1,040,724
------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                    4,149,295         1,345,460            -            5,494,755
------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations                              $12,879,585        $8,822,612     $100,500          $21,802,697
========================================================================================================================

(a) Reflects adjustment to the acquired Fund contractual fee level.
(b) Reflects expected savings/increase based on current year budget.

SEE NOTES TO UNAUDITED PRO FORMA COMBINING FINANCIAL STATEMENTS.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (e)(1) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits g(1) and h(6) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.


                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:


         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.       INDEMNIFICATION

         6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                  (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                  (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                  (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                  (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                  (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                  (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

         6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

         6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         6.4      In order that the indemnification provisions contained in this
                  Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.          EXHIBITS.

(1)               a.       Declaration of Trust dated January 28, 1986 is
                           incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's
                           Registration Statement on Form N-1A (File Nos.
                           33-488/811-4416) filed on October 6, 1999 ("PEA No.
                           48").

                  b. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

                  c. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

                  d. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

                  e. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                  f. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                  g. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  h. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  i. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                  j. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                  k. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

                  l. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                  m. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                  n. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                  o. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

                  p. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

                  q. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

                  r. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

                  s. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

                  t. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit a(19) to Post Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.

                  u. Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada Low Fee Money Market Fund is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002 ("PEA No. 63").

                  v. Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

                  w. Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

                  x. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Value, Small Cap Growth, Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage, U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 68 to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").


                  y. Certificate of Classification of Shares with respect to the Armada Large Cap Ultra Fund, Armada Mid Cap Growth Fund, Armada Small Cap Value Fund, Armada Tax Managed Equity Fund, Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund, Armada Conservative Allocation Fund, Armada Bond Fund, Armada High Yield Bond Fund, Armada Intermediate Bond Fund, Armada Short Duration Bond Fund and Armada Strategic Income Fund and Certificate of Classification of Shares with respect to the Armada Small Cap Core Fund is incorporated by reference to Post-Effective No. 70 to Registrant's Registration Statement filed on September 29, 2003 ("PEA No. 70").


(2) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

                  a. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

                  b. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                           Exhibit 2(b) to PEA No. 35.

                  c. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                  d. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

(3)               Not Applicable.

(4) Form of Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

(6)               a.       Advisory Agreement for the Money Market, Treasury
                           Money Market, Government Money Market, Tax Exempt
                           Money Market, Pennsylvania Tax Exempt Money Market,
                           National Tax Exempt Bond, Intermediate Bond, GNMA,
                           Bond, Equity Growth, Equity Income, Small Cap Value,
                           Ohio Tax Exempt Bond and Pennsylvania Municipal Bond
                           Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

                  b. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No.
                           57").

                  c. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

                  d. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                  e. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

                  f. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

                  g. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                           Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                  h. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

                  i. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

                  j. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

                  k. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

                  l. Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

                  m. Form of Advisory Agreement for the Armada High Yield Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(13) to PEA No. 63.

                  n. Advisory Agreement for the Armada Short Duration Bond Fund, dated December 3, 2002 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(14) to PEA No. 68.

                  o. Form of Advisory Agreement for the UA Series of Funds including UA Emerging Markets Fund, UA International Equity Fund, UA Large Cap Ultra Fund, UA Large Cap Value Fund, UA Real Estate Fund, UA Small Cap Growth Fund, UA Small/Mid Cap Value Fund, UA High Yield Bond Fund, UA Short Duration Bond Fund, UA U.S. Government Income Fund and UA Money Market Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(15) to PEA No. 63.


                  p. Form of Advisory Agreement between the Registrant and National City Investment Management Company with respect to the Armada Small Cap Core Fund is incorporated by reference to PEA No. 70.

(7) Underwriting Agreement between Registrant and Professional Funds Distributor, LLC, dated May 1, 2003 is incorporated herein by reference to Exhibit (7) to Registrant's Registration Statement on Form N-14 filed on August 13, 2003 ("Form N-14 Registration Statement").


(8)               None.

(9)               a.       Custodian Services Agreement between Registrant and
                           National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA No. 48.

                  b. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.

                  c. Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 68.

                  d. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

(10)              a.       Service and Distribution Plan for the A (formerly,
                           Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

                  b. B Shares Distribution Plan is incorporated herein by reference to Exhibit m(2) to PEA No. 58.

                  c. C Shares Distribution Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 58.

                  d. H Shares Distribution Plan is incorporated herein by reference to Exhibit m(4) to PEA No. 59.

                  e. Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to Registrant's Registration Statement filed on September 30, 2002 ("PEA No. 66").

                  f. Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

                  g. R Shares Distribution Plan is incorporated herein by reference to Exhibit (n)(7) to PEA No. 68.

                  h. Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised February 28, 2003, is incorporated herein by reference to Exhibit (n)(1) to PEA No. 68.


(11) Opinion and Consent of Drinker Biddle & Reath LLP is filed herewith.

(12) Draft Opinion and Consent of Drinker Biddle & Reath LLP supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/Prospectus is filed herewith.


(13)              a.       Transfer Agency and Service Agreement (the "Transfer
                           Agency Agreement") between Registrant and State
                           Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                  b. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to
                           Exhibit 9(d) to PEA No. 41.

                  c. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

                  d. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.

                  e. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.

                  f. Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit
                           (h)(7) to PEA No. 57.

                  g. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.

                  h. Schedule A dated December 4, 2002 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated by reference to Exhibit (h)(12) to PEA No. 68.

                  i. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

                  j. Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002 is incorporated herein by reference to Exhibit (h)(11) to PEA No. 63.

                  k. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(10) to PEA No. 61.

                  l. Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(12) to PEA No. 63.

                  m. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.


                  n. Co-Administration Agreement among Registrant, PFPC Inc. and National City Bank, dated June 1, 2003 is incorporated herein by reference to Exhibit ((13)(n) to the Form N-14 Registration Statement..


(14)              a.       Consent of Independent Auditors is filed herewith.

                  b.       Consent of Counsel is filed herewith.

(15)              Not Applicable.

(16)              Powers of Attorney are filed herewith.

(17)              a. Form of Proxy is filed herewith.


                  b. A, B & C Shares Prospectus dated October 1, 2003 is filed herewith.

                  c. H Shares Prospectus dated October 1, 2003 is filed herewith.

                  d. I Shares Prospectus dated October 1, 2003 is filed herewith.

                  e. Statement of Additional Information dated October 1, 2003 is filed herewith.

                  f. Annual Report to Shareholders dated May 31, 2003 is incorporated herein by reference to Exhibit (17)(f) to the Form N-14 Registration Statement.


                  g. Code of Ethics of Armada Funds and The Armada Advantage Fund is incorporated herein by reference to Exhibit (p)(1) to PEA No. 63.

                  h. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit (p)(3) to PEA No. 53.

ITEM 17.          UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


         (3) The undersigned registrant agrees that it will receive at the closing of the reorganization of the Armada GNMA Fund into the Armada U.S. Government Income Fund (the "Reorganization") a favorable opinion from Drinker Biddle & Reath LLP, counsel to the Funds, as to the tax consequences of the Reorganization in accordance with the provisions of Section 7.5 of the Plan of Reorganization which is attached as Exhibit A to the Combined Proxy Statement/Prospectus filed herewith and in substantially the form of the draft opinion and consent filed herewith as Exhibit 12. Registrant will file the final opinion and consent with a post-effective amendment to the registration statement as soon as reasonably practicable following the closing of the Reorganization.

                                   SIGNATURES


As required by the Securities Act of 1933, this Pre-Effective Amendment
No. 2 to Registrant's Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Philadelphia, the Commonwealth of Pennsylvania, on the 14th day of October, 2003.


                                            ARMADA FUNDS


                                            By:   * HERBERT MARTENS
                                                  --------------------------
                                                  Herbert Martens, President


As required by the Securities Act of 1933, this Pre-Effective Amendment No. 2 to Registrant's Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURE                               TITLE                 DATE


/S/ DENNIS J. WESTLEY                   Treasurer             October 14, 2003
---------------------

Dennis J. Westley


*JOHN G. BREEN                          Trustee               October 14, 2003
---------------------

John G. Breen


*JOHN F. DURKOTT                        Trustee               October 14, 2003
---------------------

 John F. Durkott


*ROBERT J. FARLING                      Trustee               October 14, 2003
---------------------

 Robert J. Farling


*RICHARD W. FURST                       Trustee               October 14, 2003
---------------------

Richard W. Furst


*GERALD GHERLEIN                        Trustee               October 14, 2003
---------------------

Gerald Gherlein


*HERBERT MARTENS                        President and Trustee October 14, 2003
---------------------

Herbert Martens


*ROBERT D. NEARY                        Trustee and Chairman  October 14, 2003
---------------------                   of the Board

 Robert D. Neary


*KATHLEEN A. OBERT                      Trustee               October 14, 2003
---------------------

Kathleen A. Obert


*J. WILLIAM PULLEN                      Trustee               October 14, 2003
---------------------
J. William Pullen



*By:   /S/ W. BRUCE MCCONNEL
       ---------------------
       W. Bruce McConnel
       Attorney-in-Fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on February 28, 2003 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the trustees and officers of Armada who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them, hereby appoint Herbert R. Martens and W. Bruce McConnel, and each of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Armada, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC and either of said attorneys and shall have full power of substitution and re-substitution; and either of said attorneys shall have full power and authority to do and perform in the name and on behalf of each of said trustees or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.



                                                        ARMADA FUNDS



                                               By:    /S/ W. BRUCE MCCONNEL
                                                      ---------------------
                                                      W. Bruce McConnel
                                                      Secretary



Dated:  October 14, 2003

                                INDEX TO EXHIBITS

EXHIBIT NUMBER        DESCRIPTION OF EXHIBIT

(11)                  Opinion and Consent of Drinker Biddle & Reath LLP
(12) Draft Opinion and Consent of Drinker Biddle & Reath LLP supporting tax matters and consequences to shareholders
(14)(a)               Consent of Independent Auditors
(14)(b)               Consent of Counsel
(16)                  Powers of Attorney
(17)(a)               Form of Proxy
(17)(b)               A, B & C Shares Prospectus dated October 1, 2003
(17)(c)               H Shares Prospectus dated October 1, 2003
(17)(d)               I Shares Prospectus dated October 1, 2003
(17)(e)               Statement of Additional Information dated October 1, 2003